FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds—32.4%
Acadia Healthcare Co., Inc., 6.1%, 3/15/2021		Healthcare-Services	$111	$111	$109
Actuant Corp., 5.6%, 6/15/2022		Miscellaneous Manufacturing	917	923	856
AECOM, 5.1%, 3/15/2027		Engineering & Construction	211	211	192
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.5%, 2/15/2023	(d) (e)	Food	1,001	982	993
Alliance Data Systems Corp., 4.8%, 12/15/2024	(d)	Diversified Financial Services	854	829	655
Altice France Holding SA, 6.0%, 2/15/2028	(d)	Telecommunications	492	488	437
AMC Entertainment Holdings, Inc., 5.9%, 11/15/2026		Entertainment	394	334	166
American Axle & Manufacturing, Inc., 6.6%, 10/15/2022		Auto Parts & Equipment	601	606	504
APX Group, Inc., 7.9%, 12/1/2022		Commercial Services	985	978	943
APX Group, Inc., 8.5%, 11/1/2024	(d)	Commercial Services	116	120	107
APX Group, Inc., 6.8%, 2/15/2027	(d)	Commercial Services	598	589	500
AT&T, Inc., 3.4%, 5/15/2025		Telecommunications	360	347	373
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.4%, 4/1/2024	(d)	Commercial Services	292	301	236
Ball Corp., 4.0%, 11/15/2023		Packaging & Containers	1,426	1,428	1,447
Ball Corp., 5.0%, 3/15/2022		Packaging & Containers	484	489	501
Bausch Health Cos., Inc., 7.0%, 3/15/2024	(d)	Pharmaceuticals	551	572	568
Bausch Health Cos., Inc., 6.5%, 3/15/2022	(d)	Pharmaceuticals	65	66	66
Bausch Health Cos., Inc., 5.9%, 5/15/2023	(d)	Pharmaceuticals	419	420	416
Bausch Health Cos., Inc., 5.5%, 3/1/2023	(d)	Pharmaceuticals	86	86	85
BCD Acquisition, Inc., 9.6%, 9/15/2023	(d)	Auto Manufacturers	583	604	487
Berry Global, Inc., 5.5%, 5/15/2022		Packaging & Containers	940	920	933
Bombardier, Inc., 5.8%, 3/15/2022	(d)	Aerospace/Defense	17	18	13
Bombardier, Inc., 6.0%, 10/15/2022	(d) (e)	Aerospace/Defense	911	913	690
Brand Industrial Services, Inc., 8.5%, 7/15/2025	(d)	Engineering & Construction	41	40	33
Callon Petroleum Co., 8.3%, 7/15/2025		Oil & Gas	186	188	31
Carlson Travel, Inc., 6.8%, 12/15/2023	(d)	Leisure Time	456	437	314
CCO Holdings LLC / CCO Holdings Capital Corp., 4.5%, 5/1/2032	(d)	Media Entertainment	130	129	128
Centene Corp., 4.8%, 5/15/2022		Healthcare-Services	505	510	510
CHS/Community Health Systems, Inc., 6.3%, 3/31/2023		Healthcare-Services	617	620	590
Cincinnati Bell, Inc., 7.0%, 7/15/2024	(d)	Telecommunications	380	395	385
Cincinnati Bell, Inc., 8.0%, 10/15/2025	(d)	Telecommunications	571	601	590
CITGO Petroleum Corp., 6.3%, 8/15/2022	(d)	Oil & Gas	348	352	325
Clear Channel Worldwide Holdings, Inc., 5.1%, 8/15/2027	(d)	Media Entertainment	92	94	87
Clear Channel Worldwide Holdings, Inc., 9.3%, 2/15/2024	(d)	Media Entertainment	584	618	506
Cloud Crane LLC, 10.1%, 8/1/2024	(d)	Machinery-Diversified	196	210	156
CommScope, Inc., 5.0%, 6/15/2021	(d)	Telecommunications	537	538	536
Constellation Brands, Inc., 4.4%, 11/15/2025		Beverages	360	357	364
CoreCivic, Inc., 4.8%, 10/15/2027		Real Estate Investment Trusts	422	374	320
Cornerstone Building Brands, Inc., 8.0%, 4/15/2026	(d)	Building Materials	286	275	248
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		Packaging & Containers	782	773	807
CSC Holdings LLC, 6.8%, 11/15/2021		Media Entertainment	691	712	716
CSC Holdings LLC, 7.8%, 7/15/2025	(d)	Media Entertainment	325	339	340
CSC Holdings LLC, 10.9%, 10/15/2025	(d)	Media Entertainment	601	646	651

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
CVR Energy, Inc., 5.3%, 2/15/2025	(d)	Oil & Gas	$563	$556	$442
Dealer Tire LLC / DT Issuer LLC, 8.0%, 2/1/2028	(d)	Auto Parts & Equipment	491	495	397
Dell International LLC / EMC Corp., 5.5%, 6/15/2023	(d)	Computers	800	819	822
Dell International LLC / EMC Corp., 5.9%, 6/15/2021	(d) (e)	Computers	988	987	988
Dell International LLC / EMC Corp., 5.3%, 10/1/2029	(d)	Computers	500	548	487
Diamond Resorts International, Inc., 7.8%, 9/1/2023	(d)	Lodging	864	887	629
DISH DBS Corp., 6.8%, 6/1/2021		Media Entertainment	423	427	431
EIG Investors Corp., 10.9%, 2/1/2024		Internet	347	366	298
Energy Ventures Gom LLC / EnVen Finance Corp., 11.0%, 2/15/2023	(d)	Oil & Gas	137	147	81
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/2025	(d)	Real Estate	615	606	534
Fly Leasing Ltd., 6.4%, 10/15/2021		Trucking & Leasing	98	99	94
Frontier Communications Corp., 8.0%, 4/1/2027	(d)	Telecommunications	98	97	97
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/2024	(d)	Entertainment	434	452	381
GEO Group, Inc., 5.9%, 1/15/2022		Real Estate Investment Trusts	310	309	282
GEO Group, Inc., 6.0%, 4/15/2026		Real Estate Investment Trusts	235	202	154
GEO Group, Inc., 5.1%, 4/1/2023		Real Estate Investment Trusts	123	117	93
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.3%, 12/1/2027	(d)	Internet	325	329	330
HCA, Inc., 3.5%, 9/1/2030		Healthcare-Services	117	117	107
HCA, Inc., 5.9%, 5/1/2023		Healthcare-Services	1,982	2,064	2,081
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.3%, 5/15/2027		Investment Companies	780	719	726
Infor US, Inc., 6.5%, 5/15/2022		Software	648	621	635
Intelsat Jackson Holdings S.A., 8.0%, 2/15/2024 Telecommunications	(d)	Telecommunications	751	761	730
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023		Telecommunications	358	316	222
Iron Mountain, Inc., 4.4%, 6/1/2021	(d)	Real Estate Investment Trusts	130	130	130
Iron Mountain, Inc., 6.0%, 8/15/2023	(e)	Real Estate Investment Trusts	2,279	2,286	2,305
iStar, Inc., 5.3%, 9/15/2022		Real Estate Investment Trusts	179	180	167
iStar, Inc., 4.8%, 10/1/2024		Real Estate Investment Trusts	307	315	260
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.4%, 8/1/2023	(d)	Commercial Services	203	200	208
Kraft Heinz Foods Co., 4.9%, 2/15/2025	(d)	Food	1,106	1,132	1,109
Lamar Media Corp., 5.0%, 5/1/2023		Advertising	325	324	324
Lennar Corp., 4.1%, 1/15/2022		Home Builders	325	317	324
Lennar Corp., 6.3%, 12/15/2021		Home Builders	650	664	654
Level 3 Financing, Inc., 5.6%, 2/1/2023		Telecommunications	839	834	834
Meritor, Inc., 6.3%, 2/15/2024		Auto Parts & Equipment	482	494	462
MPH Acquisition Holdings LLC, 7.1%, 6/1/2024	(d)	Commercial Services	186	173	163
MPT Operating Partnership LP / MPT Finance Corp., 6.4%, 3/1/2024		Real Estate Investment Trusts	913	940	916
Navistar International Corp., 6.6%, 11/1/2025	(d) (e)	Auto Manufacturers	909	945	762
NCR Corp., 5.0%, 7/15/2022		Computers	156	155	147
NCR Corp., 6.4%, 12/15/2023		Computers	403	413	400
Netflix, Inc., 5.5%, 2/15/2022		Internet	305	309	313
NGL Energy Partners LP / NGL Energy Finance Corp., 7.5%, 11/1/2023		Pipelines	495	488	176
Nielsen Co. Luxembourg SARL, 5.5%, 10/1/2021	(d) (f) (g)	Commercial Services	1,995	2,002	1,969

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Nielsen Finance LLC / Nielsen Finance Co., 5.0%, 4/15/2022	(d)	Commercial Services	$419	$414	$388
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.3%, 5/15/2026	(d)	Auto Parts & Equipment	130	134	124
Penske Automotive Group, Inc., 5.8%, 10/1/2022	(e)	Retail	1,293	1,278	1,206
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/2028	(d)	Commercial Services	434	430	378
Pyxus International, Inc., 8.5%, 4/15/2021	(d)	Agriculture	283	276	255
RegionalCare Hospital Partners Holdings, Inc., 8.3%, 5/1/2023	(d)	Healthcare-Services	192	192	199
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.1%, 7/15/2023	(d)	Packaging & Containers	599	594	598
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.3%, 7/15/2021 (3 mo. USD LIBOR + 3.5%)	(d) (h)	Packaging & Containers	1,090	1,059	1,070
RR Donnelley & Sons Co., 7.9%, 3/15/2021		Commercial Services	515	520	526
Sabre GLBL, Inc., 5.4%, 4/15/2023	(d)	Leisure Time	520	510	479
Sealed Air Corp., 4.9%, 12/1/2022	(d)	Packaging & Containers	240	239	242
Service Corp. International, 5.4%, 5/15/2024		Commercial Services	159	157	162
Sinclair Television Group, Inc., 5.1%, 2/15/2027	(d)	Media Entertainment	500	503	427
Sirius XM Radio, Inc., 4.6%, 5/15/2023	(d)	Media Entertainment	425	422	423
Sirius XM Radio, Inc., 3.9%, 8/1/2022	(d)	Media Entertainment	383	375	384
Solera LLC / Solera Finance, Inc., 10.5%, 3/1/2024	(d)	Software	794	837	783
Sprint Communications, Inc., 6.0%, 11/15/2022		Telecommunications	476	490	498
Standard Industries, Inc., 5.4%, 11/15/2024	(d)	Building Materials	610	628	590
Standard Industries, Inc., 5.5%, 2/15/2023	(d)	Building Materials	278	281	270
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, 7.0%, 7/15/2026	(d)	Entertainment	268	281	253
Stericycle, Inc., 5.4%, 7/15/2024	(d)	Environmental Control	250	261	249
Sunoco LP / Sunoco Finance Corp., 4.9%, 1/15/2023		Oil & Gas	533	516	519
T-Mobile USA, Inc., 6.0%, 3/1/2023		Telecommunications	650	640	658
T-Mobile USA, Inc., 6.4%, 3/1/2025	(e)	Telecommunications	780	799	802
T-Mobile USA, Inc., 4.0%, 4/15/2022		Telecommunications	229	232	231
T-Mobile USA, Inc., 4.8%, 2/1/2028		Telecommunications	503	528	522
Taylor Morrison Communities, Inc., 6.0%, 9/1/2023	(d) (e)	Home Builders	743	765	722
Tenet Healthcare Corp., 8.1%, 4/1/2022		Healthcare-Services	455	487	432
TransDigm, Inc., 6.3%, 3/15/2026	(d)	Aerospace/Defense	239	238	239
Universal Health Services, Inc., 4.8%, 8/1/2022	(d)	Healthcare-Services	325	326	326
Univision Communications, Inc., 6.8%, 9/15/2022	(d)	Media Entertainment	582	590	564
Vector Group Ltd., 10.5%, 11/1/2026	(d)	Agriculture	589	584	495
Vector Group Ltd., 6.1%, 2/1/2025	(d)	Agriculture	448	421	411
VeriSign, Inc., 4.6%, 5/1/2023		Internet	341	339	340
Verscend Escrow Corp., 9.8%, 8/15/2026	(d)	Commercial Services	357	393	359
Waste Pro USA, Inc., 5.5%, 2/15/2026	(d)	Environmental Control	194	192	181
Welbilt, Inc., 9.5%, 2/15/2024		Machinery-Diversified	345	363	296
WESCO Distribution, Inc., 5.4%, 12/15/2021		Electrical Components & Equipment	542	541	512
Williams Scotsman International, Inc., 6.9%, 8/15/2023	(d)	Home Builders	74	77	68
Williams Scotsman International, Inc., 7.9%, 12/15/2022	(d) (e)	Home Builders	1,660	1,729	1,633
WPX Energy, Inc., 4.5%, 1/15/2030		Oil & Gas	308	305	168
XPO Logistics, Inc., 6.5%, 6/15/2022	(d)	Transportation	489	488	493
Total Corporate Bonds				$65,319	$61,053

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stock—26.5%
Ball Corp.	(g)	Packaging & Containers	55,867	$3,348	$3,612
Bank of America Corp.	(g)	Banks	60,592	1,640	1,286
Blackstone Group, Inc.	(g)	Private Equity	36,569	1,416	1,666
Booking Holdings, Inc.	(i)	Internet	725	1,114	975
Brown-Forman Corp.		Beverages	445	27	25
CarMax, Inc.	(i)	Retail	11,288	997	608
Chocoladefabriken Lindt & Spruengli AG		Food	4	306	351
Cintas Corp.	(g)	Commercial Services	8,157	1,758	1,413
Costco Wholesale Corp.	(g)	Retail	6,973	1,762	1,988
CSX Corp.	(g)	Transportation	34,116	2,296	1,955
Davide Campari-Milano SpA		Beverages	168,230	1,499	1,215
Deere & Co.		Machinery-Diversified	9,017	1,382	1,246
Delta Air Lines, Inc.	(i)	Airlines	26,273	1,369	750
Domino's Pizza, Inc.	(g)	Retail	4,201	1,081	1,361
Estee Lauder Companies, Inc./The	(g)	Cosmetics/Personal Care	4,749	858	757
Home Depot, Inc.	(g)	Retail	16,187	3,186	3,022
Ingevity Corp.	(i)	Chemicals	5,650	389	199
Intuit, Inc.	(g)	Software	4,814	1,150	1,107
JPMorgan Chase & Co.	(g)	Banks	14,354	1,554	1,292
Kansas City Southern		Transportation	4,751	633	604
LVMH Moet Hennessy Louis Vuitton SE		Apparel	510	215	190
Mastercard, Inc.	(g)	Diversified Financial Services	8,256	1,953	1,994
McDonald's Corp.		Retail	2,869	412	474
Mettler-Toledo International, Inc.	(g) (i)	Electronics	2,178	1,442	1,504
Microsoft Corp.	(g)	Software	26,230	3,347	4,137
Moody's Corp.	(g)	Commercial Services	5,514	1,005	1,166
O'Reilly Automotive, Inc.	(i)	Retail	2,167	614	652
Pool Corp.		Distribution/Wholesale	4,273	754	841
Republic Services, Inc.		Environmental Control	18,995	1,535	1,426
Savills Plc		Commercial Services	52,079	598	534
Sherwin-Williams Co.	(g)	Chemicals	7,931	3,699	3,644
Thermo Fisher Scientific, Inc.	(g)	Healthcare-Products	3,736	1,008	1,060
Toro Co./The		Housewares	10,312	722	671
Ulta Salon Cosmetics & Fragrance, Inc.	(g) (i)	Retail	6,960	1,386	1,223
Union Pacific Corp.	(g)	Transportation	13,163	2,088	1,857
US Bancorp		Banks	21,581	783	744
Visa, Inc.	(g)	Diversified Financial Services	6,167	987	994
Walt Disney Co.	(g)	Media Entertainment	5,678	732	549
Zoetis, Inc.		Pharmaceuticals	7,205	888	848
Total Common Stock				$51,933	$49,940

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—47.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(j)	0.35%	89,267,688	$89,268	$89,268
Total Short-Term Investments				$89,268	$89,268

TOTAL INVESTMENTS—106.3%				$206,520	$200,261
Other Liabilities in Excess of Assets—(6.3)%					(11,949)
Net Assets—100.0%					$188,312

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short—(15.2)%
iPath Series B S&P 500 VIX Short-Term Futures ETN			(5,500)	$(202)	$(254)
iPath S&P 500 VIX Short-Term Futures ETN			(12,516)	(450)	(579)
SPDR S&P 500 ETF Trust			(107,909)	(31,942)	(27,814)
Total Mutual Funds Sold Short				$(32,594)	$(28,647)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short—(1.1)%
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 6.0%, 2/15/2025		Packaging & Containers	$(541)	$(542)	$(547)
Bausch Health Cos., Inc., 6.1%, 4/15/2025		Pharmaceuticals	(325)	(315)	(322)
Dana Financing Luxembourg Sarl, 5.8%, 4/15/2025		Auto Parts & Equipment	(130)	(127)	(114)
Novelis Corp., 5.9%, 9/30/2026		Mining	(27)	(28)	(27)
Party City Holdings, Inc., 6.1%, 8/15/2023		Retail	(68)	(59)	(16)
Sotheby's, 7.4%, 10/15/2027		Commercial Services	(588)	(601)	(472)
TTM Technologies, Inc., 5.6%, 10/1/2025		Electronics	(96)	(98)	(81)
United Rentals North America, Inc., 4.6%, 10/15/2025		Commercial Services	(146)	(142)	(139)
United States Steel Corp., 6.9%, 8/15/2025		Iron/Steel	(134)	(124)	(94)
Vistra Operations Co. LLC, 5.5%, 9/1/2026		Electric	(195)	(199)	(202)
Western Digital Corp., 4.8%, 2/15/2026		Computers	(77)	(82)	(79)
Wynn Macau Ltd., 5.5%, 10/1/2027		Lodging	(78)	(80)	(70)
Total Corporate Bonds Sold Short				$(2,397)	$(2,163)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short—(1.1)%
Align Technology, Inc.		Healthcare-Products	(599)	$(106)	$(104)
Berry Global Group, Inc.		Packaging & Containers	(2,859)	(96)	(96)
Carnival Corp.		Leisure Time	(11,525)	(140)	(152)
Carvana Co.		Retail	(4,287)	(260)	(236)
Clorox Co./The		Household Products	(856)	(155)	(148)
Credit Acceptance Corp.		Diversified Financial Services	(286)	(78)	(74)
DaVita, Inc.		Healthcare-Services	(2,859)	(187)	(218)
Verisk Analytics, Inc.		Commercial Services	(4,916)	(689)	(685)
Wayfair, Inc.		Internet	(27)	(1)	(1)
Wells Fargo & Co.		Banks	(5,706)	(165)	(164)
Zillow Group, Inc.		Internet	(2,862)	(133)	(103)
Total Common Stocks Sold Short				$(2,010)	$(1,981)
Total Investments Sold Short				$(37,001)	$(32,791)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	06/17/2020	USD	572	GBP	467	$—	$9
State Street Bank and Trust Company	06/17/2020	EUR	98	USD	108	—	—
State Street Bank and Trust Company	06/17/2020	EUR	370	USD	411	—	1
State Street Bank and Trust Company	06/17/2020	USD	15	GBP	12	—	—
Total Forward Foreign Currency Exchange Contracts						$—	$10

Total Return Debt Swaps(k)—0.3%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	1 Month LIBOR + 1.30%	Sprint Corporation, 7.1%, 06/15/2024	USD	1,490	11/17/2020	Monthly	$(30)	$262	$292	$—
Deutsche Bank	1 Month LIBOR + 1.30%	Lawson Software, Inc., 6.5%, 05/15/2022	USD	2,058	11/17/2020	Monthly	(51)	168	219	—
Deutsche Bank	1 Month LIBOR + 1.30%	PPD, Inc., 6.4%, 08/01/2023	USD	1,137	11/17/2020	Monthly	(10)	102	112	—
Deutsche Bank	1 Month LIBOR + 1.30%	Level 3 Communications, Inc., 5.4%, 08/15/2022	USD	1,574	11/17/2020	Monthly	(31)	88	119	—
Deutsche Bank	1 Month LIBOR + 1.30%	Icahn Enterprises L.P., 6.3%, 02/01/2022	USD	1,531	11/17/2020	Monthly	(14)	81	95	—
Deutsche Bank	1 Month LIBOR + 1.30%	Ardagh Packaging Finance PLC, 4.3%, 09/15/2022	USD	1,157	11/17/2020	Monthly	—	55	55	—
Deutsche Bank	1 Month LIBOR + 1.30%	XPO Logistics, Inc., 6.5%, 06/15/2022	USD	1,181	11/17/2020	Monthly	(20)	46	66	—
Deutsche Bank	1 Month LIBOR + 1.30%	Bausch Health Companies, Inc., 6.5%, 03/15/2022	USD	1,051	11/17/2020	Monthly	(1)	30	31	—
Deutsche Bank	1 Month LIBOR + 1.30%	Bausch Health Companies., Inc., 5.5%, 03/01/2023	USD	1,095	11/17/2020	Monthly	(3)	2	5	—
Deutsche Bank	1 Month LIBOR + 1.30%	Frontier Communications Corp., 8.0%, 04/01/2027	USD	1,199	11/17/2020	Monthly	(43)	(8)	35	—
Deutsche Bank	1 Month LIBOR + 1.30%	Acadia Healthcare Company, Inc., 5.6%, 02/15/2023	USD	1,028	11/17/2020	Monthly	(5)	(18)	—	13

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	1 Month LIBOR + 1.30%	Group 1 Automotive, Inc., 5.0%, 06/01/2022	USD	1,438	11/17/2020	Monthly	$(22)	$(66)	$—	$44
Deutsche Bank	1 Month LIBOR + 1.30%	Welbilt, Inc., 9.5%, 02/15/2024	USD	1,150	11/17/2020	Monthly	(10)	(206)	—	196
Total Total Return Debt Swaps							$(240)	$536	$1,029	$253

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Total Return Index Swaps(k)—0.4%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - Equity ER(l)	USD	8,504	5/29/2020	Quarterly	$—	$44	$44	$—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - EM FX ER(m)	USD	5,196	5/29/2020	Quarterly	—	136	136	—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - Developed FX ER(n)	USD	3,589	5/29/2020	Quarterly	—	257	257	—
Barclays Bank PLC	Fixed Rate of 0.50%	Barclays IDMF Strategy(o)	USD	18,785	11/20/2020	Quarterly	—	—	—	—
BNP Paribas	Total return on S&P 500 Total Return Index(p)	3 Month LIBOR - 0.20%	USD	14,196	3/17/2021	Quarterly	—	(312)	—	312
BNP Paribas	3 Month LIBOR + 0.15%	Total return on BNP Equity Value Factor(q)	USD	46,103	6/15/2020	Quarterly	—	(1,817)	—	1,817
BNP Paribas	3 Month LIBOR - 0.05%	Total return on Russell 2000 Total Return Index(r)	USD	18,183	6/10/2020	Quarterly	—	(2,642)	—	2,642
BNP Paribas	Total return on BNP Equity Growth Factor(s)	3 Month LIBOR - 0.05%	USD	44,782	6/15/2020	Quarterly	—	332	332	—
BNP Paribas	Total return on Russell 1000 Index Total Return(t)	3 Month LIBOR + 0.14%	USD	18,914	6/10/2020	Quarterly	—	2,033	2,033	—
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(u)	USD	21,503	6/18/2020	Quarterly	—	(2)	—	2
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Basket Series 11 Excess Return Strategy(v)	USD	10,616	11/30/2020	Quarterly	—	549	549	—
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I(w)	3 Month LIBOR	USD	1,000	6/20/2020	Quarterly	—	109	109	—
JP Morgan Chase Bank, N.A.	0%	Total return on JPM Momentum Factor(x)	USD	4,423	5/29/2020	Quarterly	—	27	27	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on US Conviction Mean Reversion Index(y)	USD	8,218	6/8/2020	Quarterly	$—	$236	$236	$—
JP Morgan Chase Bank, N.A.	Fixed Rate of 1.40%	JPM Commodity Carry Pairs Capped Index(z)	USD	9,280	5/29/2020	Quarterly	—	(35)	—	35
Morgan Stanley Capital Services LLC	Fixed Rate of 0.10%	Total return on MS Equity Quality Factor(aa)	USD	14,161	5/29/2020	Quarterly	—	403	403	—
Nomura Securities Co., Ltd	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket D in USD(ab)	USD	50,754	7/25/2020	Quarterly	—	1,650	1,650	—
Societe Generale	Fixed Rate of 0.15%	Delta Cap Mean Reversion(ac)	USD	5,961	4/30/2020	Quarterly	—	77	77	—
Societe Generale	Fed Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(ad)	USD	12,032	4/3/2020	N/A	39	(351)	—	390
Total Total Return Index Swaps							$39	$694	$5,853	$5,198

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of March 31, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $32,414, which represents approximately 17.2% of net assets as of March 31, 2020.

(e)	All or portion of security is pledged as collateral for swaps. Total market value of securities pledged as collateral on swaps amounts to $10,101, which represents approximately 5.4% of net assets as of March 31, 2020.

(f)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $1,969, which represents approximately 1.0% of net assets as of March 31, 2020.

(g)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. ("MSC"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of March 31, 2020, there were no securities rehypothecated by MSC.

(h)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(i)	Security is non-income producing.

(j)	Rate represents the seven-day yield as of March 31, 2020. The State Street Institutional Treasury Plus Money Market Fund's financial statements are available on the SEC's website at http://www.sec.gov.

(k)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(l)	Barclays Cross-Asset Trend constituent with exposure to futures contracts on equity indices. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	8,550	100.00%
Futures
SPI 200 Jun20	(570)	-6.66%
S&P 500 Jun20	(563)	-6.59%
FTSE 100 Jun20	(546)	-6.39%
NIKKEI 225 (OSE) Jun20	(541)	-6.33%
HANG SENG Jun20	(531)	-6.21%
EURO STOXX 50 Jun20	(497)	-5.81%
DAX INDEX Jun20	(479)	-5.60%
MSCI TAIWAN INDEX Jun20	(360)	-4.21%

(m)	Barclays Cross-Asset Trend constituent with exposure to forward contracts on emerging market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/SGD 1MO	(2,107)	-39.52%
USD/ILS 1MO	(1,909)	-35.80%
USD/INR 1MO	(1,796)	-33.67%
USD/IDR 1MO	(1,620)	-30.38%
USD/CZK 1MO	(1,451)	-27.21%
USD/PLN 1MO	(1,264)	-23.71%
USD/MXN 1MO	(1,231)	-23.09%
USD/TRY 1MO	(1,180)	-22.13%
USD/HUF 1MO	(1,065)	-19.97%
USD/KRW 1MO	(1,062)	-19.92%
USD/BRL 1MO	(906)	-16.98%
USD/RUB 1MO	(822)	-15.41%
USD/ZAR 1MO	(668)	-12.53%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(n)	Barclays Cross-Asset Trend constituent with exposure to forward contracts on developed market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/CAD 1MO	(1,915)	-49.77%
EUR/USD 1MO	(1,855)	-48.24%
USD/CHF 1MO	(1,609)	-41.82%
USD/SEK 1MO	(1,309)	-34.02%
USD/JPY 1MO	(1,219)	-31.68%
USD/NOK 1MO	(1,148)	-29.85%
AUD/USD 1MO	(1,093)	-28.41%
NZD/USD 1MO	(1,067)	-27.74%
GBP/USD 1MO	(759)	-19.74%

(o)	Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDMF Strategy Index	18,785	100.00%

(p)	Short exposure in a stock market index of the 500 leading large-cap U.S. equities

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500	(14,517)	-100.00%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(q)	Seeks to provide directional exposure that is long Wilshire US Large Cap Value Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	15,842	2,498	5.64%
Johnson & Johnson	5,736	752	1.70%
JPMorgan Chase & Co	6,946	625	1.41%
Procter & Gamble Co/The	5,612	617	1.39%
Verizon Communications Inc	10,316	554	1.25%
AT&T Inc	17,735	517	1.17%
Merck & Co Inc	6,209	478	1.08%
Walmart Inc	4,196	477	1.08%
Pfizer Inc	13,839	452	1.02%
Coca-Cola Co/The	9,844	436	0.98%
Cisco Systems Inc	10,519	414	0.93%
PepsiCo Inc	3,369	405	0.91%
Walt Disney Co/The	4,047	391	0.88%
Exxon Mobil Corp	10,134	385	0.87%
Abbott Laboratories	4,189	331	0.75%
Eli Lilly & Co	2,327	323	0.73%
Bristol-Myers Squibb Co	5,789	323	0.73%
Chevron Corp	4,243	307	0.69%
Amgen Inc	1,513	307	0.69%
AbbVie Inc	3,917	298	0.67%
Wells Fargo & Co	10,334	297	0.67%
Philip Morris International In	3,959	289	0.65%
McDonald's Corp	1,741	288	0.65%
Oracle Corp	5,906	285	0.64%
Texas Instruments Inc	2,829	283	0.64%
NextEra Energy Inc	1,133	273	0.62%
Gilead Sciences Inc	3,575	267	0.60%
International Business Machine	2,347	260	0.59%
Union Pacific Corp	1,782	251	0.57%
Honeywell International Inc	1,825	244	0.55%
Danaher Corp	1,732	240	0.54%
QUALCOMM Inc	3,448	233	0.53%
Citigroup Inc	5,484	231	0.52%
3M Co	1,663	227	0.51%
CVS Health Corp	3,744	222	0.50%
Altria Group Inc	5,507	213	0.48%
United Technologies Corp	3,757	209	0.47%
Mondelez International Inc	4,043	202	0.46%
Allergan PLC	1,120	198	0.45%
Becton Dickinson and Co	847	195	0.44%
Caterpillar Inc	1,632	189	0.43%
General Electric Co	23,092	183	0.41%
Prologis Inc	2,209	178	0.40%
Crown Castle International Cor	1,226	177	0.40%
Target Corp	1,900	177	0.40%
Dominion Energy Inc	2,400	173	0.39%
Duke Energy Corp	2,127	172	0.39%
Goldman Sachs Group Inc/The	1,107	171	0.39%
American Express Co	1,980	170	0.38%
Southern Co/The	2,979	161	0.36%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(r)       Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000	15,548	100.00%

(s)       Seeks to provide directional exposure that is short Wilshire US Large Cap Growth Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	(8,843)	(2,249)	-5.06%
Amazon.com Inc	(1,005)	(1,959)	-4.41%
Alphabet Inc	(1,301)	(1,513)	-3.40%
Berkshire Hathaway Inc	(4,681)	(856)	-1.92%
Facebook Inc	(4,832)	(806)	-1.81%
Visa Inc	(3,608)	(581)	-1.31%
Intel Corp	(9,515)	(515)	-1.16%
Mastercard Inc	(1,864)	(450)	-1.01%
UnitedHealth Group Inc	(1,792)	(447)	-1.00%
Home Depot Inc/The	(2,342)	(437)	-0.98%
Netflix Inc	(1,081)	(406)	-0.91%
Adobe Inc	(1,217)	(387)	-0.87%
Comcast Corp	(11,149)	(383)	-0.86%
Bank of America Corp	(17,831)	(379)	-0.85%
NVIDIA Corp	(1,306)	(344)	-0.77%
Costco Wholesale Corp	(1,151)	(328)	-0.74%
salesforce.com Inc	(2,075)	(299)	-0.67%
Thermo Fisher Scientific Inc	(997)	(283)	-0.64%
PayPal Holdings Inc	(2,912)	(279)	-0.63%
NIKE Inc	(2,789)	(231)	-0.52%
Lockheed Martin Corp	(669)	(227)	-0.51%
American Tower Corp	(1,033)	(225)	-0.51%
Starbucks Corp	(3,033)	(199)	-0.45%
Tesla Inc	(375)	(197)	-0.44%
Broadcom Inc	(820)	(194)	-0.44%
Fidelity National Information	(1,586)	(193)	-0.43%
T-Mobile US Inc	(2,259)	(190)	-0.43%
Boeing Co/The	(1,270)	(189)	-0.43%
United Parcel Service Inc	(2,022)	(189)	-0.42%
Charter Communications Inc	(410)	(179)	-0.40%
Colgate-Palmolive Co	(2,585)	(172)	-0.39%
Booking Holdings Inc	(126)	(169)	-0.38%
Lowe's Cos Inc	(1,947)	(168)	-0.38%
Automatic Data Processing Inc	(1,200)	(164)	-0.37%
ServiceNow Inc	(568)	(163)	-0.37%
Advanced Micro Devices Inc	(3,532)	(161)	-0.36%
Stryker Corp	(964)	(160)	-0.36%
S&P Global Inc	(654)	(160)	-0.36%
Zoetis Inc	(1,358)	(160)	-0.36%
TJX Cos Inc/The	(3,343)	(160)	-0.36%
Cigna Corp	(899)	(159)	-0.36%
Intuit Inc	(689)	(158)	-0.36%
Vertex Pharmaceuticals Inc	(663)	(158)	-0.35%
Anthem Inc	(679)	(154)	-0.35%
Biogen Inc	(486)	(154)	-0.35%
Equinix Inc	(246)	(153)	-0.35%
Northrop Grumman Corp	(497)	(150)	-0.34%
Fiserv Inc	(1,561)	(148)	-0.33%
BlackRock Inc	(336)	(148)	-0.33%
CME Group Inc	(852)	(147)	-0.33%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(t)       Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000	(16,891)	-100.00%

(u)       Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias US	5,385	25.05%
Deutsche Bank Duration Bias EU	2,115	9.84%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(v)       Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs' proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/SGD 1MO	(1,294)	-11.59%
USD/PHP 1MO	1,027	9.20%
USD/CAD 1MO	(856)	-7.67%
USD/INR 1MO	(799)	-7.16%
USD/KRW 1MO	(571)	-5.11%
NZD/USD 1MO	(471)	-4.22%
EUR/USD 1MO	(428)	-3.83%
AUD/USD 1MO	(428)	-3.83%
USD/NOK 1MO	(428)	-3.83%
USD/CHF 1MO	428	3.83%
USD/BRL 1MO	(381)	-3.41%
USD/CLP 1MO	(381)	-3.41%
USD/HUF 1MO	(333)	-2.99%
USD/ILS 1MO	(333)	-2.99%
USD/ZAR 1MO	(333)	-2.99%
USD/RUB 1MO	(286)	-2.56%
USD/TRY 1MO	(286)	-2.56%
USD/IDR 1MO	(266)	-2.39%
GBP/USD 1MO	(257)	-2.30%
USD/SEK 1MO	(257)	-2.30%
USD/MXN 1MO	(238)	-2.13%
USD/JPY 1MO	214	1.92%
Futures
90DAY EURO$ Sep20	7,274	65.14%
90DAY EURO$ Dec20	7,268	65.09%
90DAY EURO$ Jun21	7,267	65.08%
90DAY EURO$ Sep21	7,265	65.06%
90DAY STERLING Sep20	7,000	62.69%
90DAY STERLING Sep21	6,999	62.68%
90DAY STERLING Jun21	6,998	62.68%
90DAY STERLING Dec20	6,997	62.67%
US 2YR NOTE Jun20	6,773	60.66%
EURO-SCHATZ Jun20	5,143	46.06%
US 5YR NOTE Jun20	2,635	23.60%
3MO EURO EURIBOR Sep21	2,582	23.13%
3MO EURO EURIBOR Jun21	1,980	17.73%
EURO-BOBL Jun20	1,541	13.80%
US 10YR NOTE Jun20	1,491	13.36%
3MO EURO EURIBOR Dec20	1,291	11.57%
EURO-BUND Jun20	1,284	11.50%
LONG GILT Jun20	1,265	11.33%
US LONG BOND Jun20	700	6.27%
3MO EURO EURIBOR Sep20	(689)	-6.17%
JPN 10Y BOND(OSE) Jun20	340	3.05%
HANG SENG IDX Apr20	(176)	-1.58%
HSCEI Apr20	(176)	-1.58%
TOPIX INDX Jun20	(169)	-1.51%
SWISS MKT IX Jun20	(158)	-1.41%
FTSE 100 IDX Jun20	(157)	-1.41%
OMXS30 IND Apr20	(148)	-1.33%
AMSTERDAM IDX Apr20	(148)	-1.32%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(w)       Short exposure in an index which measures the USD denominated, sub-investment grade, corporate bond market.

Top Underlying Components	Notional	Percentage of Notional
Index
IBOXX High Yield	(891)	-100.00%

(x)       Market neutral strategy that seeks to provide exposure to Momentum risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Wayfair Inc	(498)	(27)	-0.60%
SG Holdings Co Ltd	(1,095)	(26)	-0.59%
DocuSign Inc	282	26	0.59%
Citrix Systems Inc	(182)	(26)	-0.58%
VMware Inc	(212)	(26)	-0.58%
Colruyt SA	(466)	(25)	-0.57%
Yakult Honsha Co Ltd	(422)	(25)	-0.56%
Arista Networks Inc	(123)	(25)	-0.56%
Sartorius Stedim Biotech	123	25	0.56%
Hormel Foods Corp	(531)	(25)	-0.56%
Seattle Genetics Inc	214	25	0.56%
MSCI Inc	85	25	0.55%
Tsuruha Holdings Inc	186	25	0.55%
Conagra Brands Inc	836	25	0.55%
Old Dominion Freight Line Inc	187	25	0.55%
Welcia Holdings Co Ltd	349	24	0.55%
Live Nation Entertainment Inc	(534)	(24)	-0.55%
Oracle Corp	(502)	(24)	-0.54%
Seagate Technology PLC	494	24	0.54%
Delivery Hero SE	323	24	0.54%
Netflix Inc	(64)	(24)	-0.54%
Amazon.com Inc	(12)	(24)	-0.54%
NVIDIA Corp	91	24	0.54%
Lonza Group AG	58	24	0.54%
DexCom Inc	89	24	0.54%
CIMIC Group Ltd	(1,679)	(24)	-0.54%
Okta Inc	195	24	0.54%
RingCentral Inc	112	24	0.54%
Cisco Systems Inc	(605)	(24)	-0.53%
Cabot Oil & Gas Corp	(1,384)	(24)	-0.53%
Xilinx Inc	(304)	(24)	-0.53%
Symantec Corp	(1,255)	23	0.53%
Nomura Holdings Inc	5,537	23	0.53%
Perrigo Co PLC	487	23	0.53%
Yamato Holdings Co Ltd	(1,487)	(23)	-0.53%
Palo Alto Networks Inc	(142)	(23)	-0.52%
TD Ameritrade Holding Corp	(673)	(23)	-0.52%
Charles Schwab Corp/The	(692)	(23)	-0.52%
West Pharmaceutical Services I	152	23	0.52%
Twilio Inc	(258)	(23)	-0.52%
Tyler Technologies Inc	78	23	0.52%
PTC Inc	(376)	(23)	-0.52%
Chr Hansen Holding A/S	(307)	(23)	-0.52%
Square Enix Holdings Co Ltd	513	23	0.52%
S&P Global Inc	93	23	0.51%
Clorox Co/The	(132)	(23)	-0.51%
Cellnex Telecom SA	501	23	0.51%
SVB Financial Group	(151)	(23)	-0.51%
DaVita Inc	299	23	0.51%
Gilead Sciences Inc	304	23	0.51%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2020
(dollar values in thousands, except share and per share amounts)

(y)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
SPDR S&P 500 ETF Trust	(150)	-1.77%

(z)	Seeks to go long commodities with the most downward sloping term structures and short commodities with the most upward sloping term structures to monetize the relative roll-yields that exists across different commodities.

		Percentage of
Top Underlying Components	Notional	Notional
Futures
LME COPPER Aug20	(1,540)	-16.64%
COPPER Sep20	1,531	16.55%
LME COPPER May20	(1,520)	-16.43%
COPPER May20	1,510	16.31%
KC HRW WHEAT May20	(1,360)	-14.70%
WHEAT May20	1,358	14.68%
WHITE SUGAR (ICE) Aug20	1,350	14.59%
SUGAR #11 (WORLD) Oct20	(1,326)	-14.33%
KC HRW WHEAT Sep20	(1,249)	-13.49%
WHEAT Sep20	1,248	13.49%
WHITE SUGAR (ICE) May20	1,140	12.31%
SUGAR #11 (WORLD) May20	(1,058)	-11.43%
BRENT CRUDE Sep20	(725)	-7.83%
NY Harb ULSD Aug20	695	7.51%
SOYBEAN Nov20	(633)	-6.84%
SOYBEAN May20	(628)	-6.78%
SOYBEAN MEAL Dec20	627	6.78%
SOYBEAN MEAL May20	616	6.66%
NY Harb ULSD May20	598	6.46%
BRENT CRUDE Jun20	(596)	-6.44%
COFFEE 'C' May20	533	5.76%
SILVER May20	(522)	-5.64%
COFF ROBUSTA 10tn May20	(514)	-5.55%
COFFEE 'C' Sep20	491	5.30%
COFF ROBUSTA 10tn Sep20	(473)	-5.11%
SILVER Sep20	(450)	-4.86%
GOLD 100 OZ Jun20	397	4.29%
CATTLE FEEDER Aug20	391	4.22%
Low Su Gasoil G Aug20	388	4.19%
LIVE CATTLE Aug20	(385)	-4.16%
CATTLE FEEDER May20	383	4.14%
LIVE CATTLE Jun20	(375)	-4.05%
GOLD 100 OZ Aug20	346	3.74%
GASOLINE RBOB Aug20	(329)	-3.56%
Low Su Gasoil G May20	295	3.19%
GASOLINE RBOB May20	(179)	-1.93%
PLATINUM Jul20	105	1.13%
WTI CRUDE May20	(87)	-0.94%
PLATINUM Oct20	85	0.92%
WTI CRUDE Aug20	(71)	-0.76%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2020
(dollar values in thousands, except share and per share amounts)

(aa)	Market neutral strategy that seeks to provide exposure to Quality risk premium.

			Percentage of
Top Underlying Components	Shares	Notional	Notional
Cash
US DOLLAR		14,202	97.51%
Common Stock
IAC/InterActiveCorp	1,281	230	1.58%
Citrix Systems Inc	936	132	0.91%
VMware Inc	999	121	0.83%
Humana Inc	381	120	0.82%
Uber Technologies Inc	(4,278)	(119)	-0.82%
Canopy Growth Corp	(8,294)	(119)	-0.82%
BlackBerry Ltd	(29,212)	(118)	-0.81%
Snap Inc	(9,902)	(118)	-0.81%
IDEXX Laboratories Inc	477	116	0.79%
Cadence Design Systems Inc	1,749	116	0.79%
Conagra Brands Inc	(3,927)	(115)	-0.79%
Seagate Technology PLC	2,358	115	0.79%
FMC Corp	1,405	115	0.79%
NIKE Inc	1,385	115	0.79%
MSCI Inc	(396)	(114)	-0.79%
Thomson Reuters Corp	(1,698)	(114)	-0.78%
AmerisourceBergen Corp	1,287	114	0.78%
Eli Lilly & Co	819	114	0.78%
Take-Two Interactive Software	(957)	(113)	-0.78%
Bunge Ltd	(2,761)	(113)	-0.78%
Cabot Oil & Gas Corp	6,576	113	0.78%
Alnylam Pharmaceuticals Inc	(1,038)	(113)	-0.78%
Sprint Corp	(13,100)	(113)	-0.78%
Fortis Inc/Canada	(2,964)	(113)	-0.78%
Wayfair Inc	2,103	112	0.77%
Kraft Heinz Co/The	(4,539)	(112)	-0.77%
FactSet Research Systems Inc	429	112	0.77%
Knight-Swift Transportation Ho	(3,408)	(112)	-0.77%
Lululemon Athletica Inc	588	111	0.77%
Palo Alto Networks Inc	680	111	0.76%
Lockheed Martin Corp	328	111	0.76%
CH Robinson Worldwide Inc	1,681	111	0.76%
Aurora Cannabis Inc	(125,824)	(111)	-0.76%
Incyte Corp	1,518	111	0.76%
TD Ameritrade Holding Corp	3,207	111	0.76%
HP Inc	(6,393)	(111)	-0.76%
JM Smucker Co/The	(998)	(111)	-0.76%
Metro Inc	(2,763)	(110)	-0.76%
Electronic Arts Inc	1,101	110	0.76%
S&P Global Inc	450	110	0.76%
Quebecor Inc	5,038	110	0.76%
Mettler-Toledo International I	159	110	0.76%
Sealed Air Corp	(4,445)	(110)	-0.75%
SBA Communications Corp	(406)	(110)	-0.75%
Charles Schwab Corp/The	(3,257)	(110)	-0.75%
Liberty Broadband Corp	(988)	(109)	-0.75%
Constellation Brands Inc	(763)	(109)	-0.75%
Linde PLC	(630)	(109)	-0.75%
Cardinal Health Inc	(2,274)	(109)	-0.75%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2020
(dollar values in thousands, except share and per share amounts)

(ab)	Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on value and momentum characteristics.

		Percentage of
Top Underlying Components	Notional	Notional
Index
IRS Rec 1Y in JPY	(17,214)	-33.90%
IRS Rec 1Y in EUR	(17,139)	-33.76%
IRS Rec 2Y in USD	11,493	22.64%
IRS Rec 5Y in USD	8,721	17.18%
IRS Rec 1Y in USD	8,626	16.99%
IRS Rec 2Y in JPY	(7,885)	-15.53%
IRS Rec 5Y in JPY	6,586	12.97%
IRS Rec 5Y in GBP	4,811	9.48%
IRS Rec 5Y in EUR	4,719	9.29%
IRS Rec 10Y in USD	2,271	4.47%
IRS Rec 2Y in EUR	(2,139)	-4.21%
IRS Rec 10Y in EUR	(1,958)	-3.86%
IRS Rec 30Y in EUR	(1,857)	-3.66%
IRS Rec 20Y in EUR	(1,580)	-3.11%
IRS Rec 20Y in GBP	(1,029)	-2.03%
IRS Rec 20Y in USD	838	1.65%
IRS Rec 30Y in GBP	(836)	-1.65%
IRS Rec 10Y in JPY	795	1.57%
IRS Rec 30Y in USD	144	0.28%

(ac)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

		Percentage of
Top Underlying Components	Notional	Notional
Index
SPDR S&P 500 ETF Trust	(544)	-9.01%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2020
(dollar values in thousands, except share and per share amounts)

(ad)	Systematic strategy that takes advantage of the volatility curve to generate positive carry.

		Percentage of
Top Underlying Components	Notional	Notional
Derivative
1y Forward 1y3y Straddle	3,190	26.92%
1y Forward 5y20y Straddle	2,507	21.15%
1y Forward 1y5y Straddle	1,367	11.54%
1y Forward 1y7y Straddle	1,139	9.62%
1y Forward 20y10y Straddle	911	7.69%
1y Forward 15y15y Straddle	911	7.69%
1y Forward 15y10y Straddle	684	5.77%
1y Forward 15y5y Straddle	456	3.85%
1y Forward 3y7y Straddle	456	3.85%
1y Forward 10y20y Straddle	228	1.92%

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
CNH	- Chinese Yuan
CZK	- Czech Koruna
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
INR	- India Rupee
JPY	- Japanese Yen
LIBOR	- London Interbank Offered Rate
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PHP	- Philippine Peso
PIK	- Payment In Kind
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- U.S. Dollar

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—94.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(c)	0.35%	2,097,256	$2,097	$2,097
Total Short-Term Investments				$2,097	$2,097
TOTAL INVESTMENTS—94.2%				$2,097	$2,097
Other Assets in Excess of Liabilities—5.8%					129
Net Assets—100.0%					$2,226

Total Return Index Swaps(d)—(0.4)%

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays Month End Rebalancing Currency Index(e)	USD 318	2/5/2021	Quarterly	$—	$9	$9	$—
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays IDMF Strategy Index(f)	USD 558	6/4/2020	Quarterly	—	—	—	—
Deutsche Bank	0%	Total return on Deutsche Bank Trend Intraday Equity Index(g)	USD 577	12/31/2020	Quarterly	—	—	—	—
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(h)	USD 416	6/5/2020	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Risk Parity(i)	USD 1,082	1/4/2021	Quarterly	—	(16)	—	16
JP Morgan Chase Bank, N.A	0%	Total return on JPM FX Momentum(j)	USD 274	1/4/2021	Quarterly	—	6	6	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return JPM Bi-Weekly 1 Month Variance US Conviction Mean Reversion(k)	USD 282	1/4/2021	Quarterly	—	(3)	—	3
Nomura Securities Co., Ltd	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion(l)	USD 300	1/4/2021	Quarterly	—	(4)	—	4
Total Total Return Index Swaps						$—	$(8)	$15	$23

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of March 31, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of March 31, 2020. The State Street Institutional Treasury Plus Money Market Fund's financial statements are available on the SEC's website at http://www.sec.gov.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(e)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	327	100.00%

(f)	Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDMF Strategy Index	558	100.00%

(g)	Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Trend Intraday Equity Index	577	100.00%

(h)	Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias US	104	25.05%
Deutsche Bank Duration Bias EU	41	9.84%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(i)	Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs' proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/SGD 1MO	(124)	-11.59%
USD/PHP 1MO	98	9.20%
USD/CAD 1MO	(82)	-7.67%
USD/INR 1MO	(76)	-7.16%
USD/KRW 1MO	(54)	-5.11%
NZD/USD 1MO	(45)	-4.22%
EUR/USD 1MO	(41)	-3.83%
AUD/USD 1MO	(41)	-3.83%
USD/NOK 1MO	(41)	-3.83%
USD/CHF 1MO	41	3.83%
USD/BRL 1MO	(36)	-3.41%
USD/CLP 1MO	(36)	-3.41%
USD/HUF 1MO	(32)	-2.99%
USD/ILS 1MO	(32)	-2.99%
USD/ZAR 1MO	(32)	-2.99%
USD/RUB 1MO	(27)	-2.56%
USD/TRY 1MO	(27)	-2.56%
USD/IDR 1MO	(25)	-2.39%
GBP/USD 1MO	(25)	-2.30%
USD/SEK 1MO	(25)	-2.30%
USD/MXN 1MO	(23)	-2.13%
USD/JPY 1MO	20	1.92%
Futures
90DAY EURO$ Sep20	694	65.14%
90DAY EURO$ Dec20	694	65.09%
90DAY EURO$ Jun21	694	65.08%
90DAY EURO$ Sep21	694	65.06%
90DAY STERLING Sep20	668	62.69%
90DAY STERLING Sep21	668	62.68%
90DAY STERLING Jun21	668	62.68%
90DAY STERLING Dec20	668	62.67%
US 2YR NOTE Jun20	647	60.66%
EURO-SCHATZ Jun20	491	46.06%
US 5YR NOTE Jun20	252	23.60%
3MO EURO EURIBOR Sep21	247	23.13%
3MO EURO EURIBOR Jun21	189	17.73%
EURO-BOBL Jun20	147	13.80%
US 10YR NOTE Jun20	142	13.36%
3MO EURO EURIBOR Dec20	123	11.57%
EURO-BUND Jun20	123	11.50%
LONG GILT Jun20	121	11.33%
US LONG BOND Jun20	67	6.27%
3MO EURO EURIBOR Sep20	(66)	-6.17%
JPN 10Y BOND(OSE) Jun20	32	3.05%
HANG SENG IDX Apr20	(17)	-1.58%
HSCEI Apr20	(17)	-1.58%
TOPIX INDX Jun20	(16)	-1.51%
SWISS MKT IX Jun20	(15)	-1.41%
FTSE 100 IDX Jun20	(15)	-1.41%
OMXS30 IND Apr20	(14)	-1.33%
AMSTERDAM IDX Apr20	(14)	-1.32%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(j)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
NEW ZEALAND DOLLAR	94	33.33%
POLISH ZLOTY	(87)	-31.11%
SWEDISH KRONA	59	21.11%
EURO	50	17.78%
MEXICAN PESO	47	16.67%
HUNGARIAN FORINT	(41)	-14.44%
JAPANESE YEN	34	12.22%
SOUTH AFRICAN RAND	(28)	-10.00%
AUSTRALIAN DOLLAR	(25)	-8.89%
RUSSIAN RUBLE	22	7.78%
NORWEGIAN KRONE	(22)	-7.78%
TURKISH LIRA	(16)	-5.56%
CANADIAN DOLLAR	(6)	-2.22%

(k)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
SPDR S&P 500 ETF Trust	(5)	-1.77%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(l)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currencies
NORWEGIAN KRONE	95	32.06%
JAPANESE YEN	(59)	-20.03%
CANADIAN DOLLAR	54	18.28%
NEW ZEALAND DOLLAR	47	16.01%
AUSTRALIAN DOLLAR	46	15.55%
EURO	(40)	-13.39%
SWISS FRANC	(36)	-12.28%
BRITISH POUND	(27)	-8.94%
SWEDISH KRONA	(25)	-8.30%

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Par Amount(b)	Amortized Cost	Fair Value(c)
Commodity Linked Notes—6.3%
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month LIBOR less 0.1%, 2020 (Indexed to the Citi Commodities Alpha Beta Basket F1 Index multiplied by 3)	(d)	$133	$133	$129
Total Commodity Linked Notes			$133	$129

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—93.7%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(e)	0.35%	1,902,341	$1,902	$1,902
Total Short-Term Investments				$1,902	$1,902
TOTAL INVESTMENTS—100.0%				$2,035	$2,031
Other Assets in Excess of Liabilities—0%					1
Net Assets—100.0%					$2,032

Total Return Index Swaps(f)—2.6%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.55%	Total return on Barclays EWSV Index(g)	EUR	114	2/5/2021	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays UWSV Index(h)	USD	150	3/26/2021	Quarterly	—	3	3	—
Deutsche Bank	Fixed Rate of 0.00%	Total return on Deutsche Bank Cross Asset Carry USD Index Ex Commodities(i)	USD	521	12/31/2020	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total Return on Goldman Sachs Macro Index CA02(j)	USD	327	1/4/2021	Quarterly	—	(18)	—	18
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs RP Equity Carry(k)	USD	197	1/4/2021	Quarterly	—	—	—	—
JP Morgan Chase Bank N.A.	Fixed Rate of 0.25%	Total return on J. P. Morgan Government Bond Carry to-Risk Index(l)	USD	604	1/4/2021	Quarterly	—	8	8	—

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Nomura Securities Co., Ltd	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket(m)	USD	2,000	1/4/2021	Quarterly	$—	$60	$60	$—
Total Total Return Index Swaps							$—	$53	$71	$18

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of March 31, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $129, which represents approximately 6.3% of net assets as of March 31, 2020.

(e)	Rate represents the seven-day yield as of March 31, 2020. The State Street Institutional Treasury Plus Money Market Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(f)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(g)	Short variance exposure in the Eurostoxx 50 index.

Top Underlying Components	Notional	Percentage of Notional
Swap
Eurostoxx 50 Variance Swap	126	100.00%

(h)	Short variance exposure in the S&P 500 index

Top Underlying Components	Notional	Percentage of Notional
Swap
S&P 500 Variance Swap	153	100.00%

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(i)	Cross Asset carry strategy excluding commodities.

Top Underlying Components	Notional	Percentage of Notional
Futures
FTSE 100 IDX Jun20	61	11.80%
MSCI EmgMkt Jun20	47	9.02%
NIKKEI 225 (OSE) Jun20	28	5.30%
EURO STOXX 50 Jun20	17	3.24%
S&P500 EMINI Jun20	3	0.62%

FX Forwards
USD/EUR	(56)	-10.81%
USD/JPY	(40)	-7.63%
USD/AUD	(14)	-2.60%

USD/RUB	6	1.06%
USD/TWD	6	1.06%
USD/TRY	6	1.06%
USD/KRW	6	1.06%
USD/PLN	6	1.06%
USD/HUF	6	1.06%
USD/MXN	6	1.06%
USD/CNH	6	1.06%
USD/BRL	6	1.06%
USD/SGD	6	1.06%
USD/ZAR	6	1.06%

Index
CDX.NA.HY 5Y Long Excess Retur	53	10.18%
ITRX XOVER CDSI S33 5Y Corp	52	10.07%
Fed Funds Effective Rate TR	0	0.00%
EONIA Total Return Index	0	0.00%

Swap
EURO 10 YR	20	3.77%
JAPANESE YEN 10 YR	11	2.16%
US DOLLAR 10 YR	2	0.40%
BRITISH POUND 10 YR	(1)	-0.20%

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(j)	Currency selection strategy based on relative interest rates.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
INDIAN RUPEE	47	15.33%
TURKISH LIRA	46	14.92%
ISRAELI SHEKEL	(45)	-14.71%
TAIWAN DOLLAR	(45)	-14.69%
PHILIPPINES PESO	43	14.05%
INDONESIAN RUPIAH	42	13.73%
SOUTH KOREAN WON	(41)	-13.29%
SOUTH AFRICAN RAND	34	10.95%
NORWEGIAN KRONE	(22)	-6.97%
CHILEAN PESO	(20)	-6.47%
AUSTRALIAN DOLLAR	(18)	-5.94%
JAPANESE YEN	(17)	-5.43%
MEXICAN PESO	11	3.69%
SWISS FRANC	(10)	-3.38%
BRITISH POUND	(10)	-3.24%
SWEDISH KRONA	(7)	-2.32%
RUSSIAN RUBLE	5	1.71%
EURO	(0)	0.00%
SINGAPORE DOLLAR	(0)	0.00%
CANADIAN DOLLAR	(0)	0.00%
HUNGARIAN FORINT	(0)	0.00%

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(k)	Market neutral strategy based on futures versus spot differentials across equity markets.

Top Underlying Components	Notional	Percentage of Notional
Futures
IBEX 35 INDX Apr20	32	16.43%
EURO STOXX 50 Jun20	28	14.03%
FTSE/JSE TOP 40 Jun20	(27)	-13.53%
NASDAQ 100 E-MINI Jun20	(20)	-10.31%
SWISS MKT IX Jun20	17	8.82%
TOPIX INDX Jun20	(17)	-8.67%
FTSE/MIB IDX Jun20	16	8.30%
KOSPI2 INX Jun20	(16)	-8.17%
MSCI EmgMkt Jun20	(15)	-7.74%
E-Mini Russ 2000 Jun20	(14)	-6.89%
S&P500 EMINI Jun20	(12)	-5.86%
SPI 200 Apr20	(11)	-5.63%
AMSTERDAM IDX Apr20	11	5.48%
CAC40 10 EURO Apr20	11	5.36%
MSCI TAIWAN INDEX Apr20	9	4.68%
FTSE 100 IDX Jun20	9	4.58%
HSCEI Apr20	(4)	-1.80%
HANG SENG IDX Apr20	1	0.70%
S&P/TSX 60 IX Jun20	(1)	-0.69%
BIST 30 Apr20	(1)	-0.39%

Cash/Foreign Currency
JAPANESE YEN	0	0.00%
SWISS FRANC	0	0.00%
US DOLLAR	(0)	0.00%
EURO	0	0.00%
BRITISH POUND	(0)	0.00%

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(l)	Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components	Notional	Percentage of Notional
Futures
US 2YR NOTE Jun20	349	57.08%
EURO-SCHATZ Jun20	349	57.08%
EURO-BOBL Jun20	(119)	-19.51%
JPN 10Y BOND(OSE) Jun20	114	18.59%
US 10YR NOTE Jun20	52	8.53%

(m)	Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on value and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Index
IRS Rec 1Y in JPY	(699)	-33.90%
IRS Rec 1Y in EUR	(696)	-33.76%
IRS Rec 2Y in USD	466	22.64%
IRS Rec 5Y in USD	354	17.18%
IRS Rec 1Y in USD	350	16.99%
IRS Rec 2Y in JPY	(320)	-15.53%
IRS Rec 5Y in JPY	267	12.97%
IRS Rec 5Y in GBP	195	9.48%
IRS Rec 5Y in EUR	192	9.29%
IRS Rec 10Y in USD	92	4.47%
IRS Rec 2Y in EUR	(87)	-4.21%
IRS Rec 10Y in EUR	(79)	-3.86%
IRS Rec 30Y in EUR	(75)	-3.66%
IRS Rec 20Y in EUR	(64)	-3.11%
IRS Rec 20Y in GBP	(42)	-2.03%
IRS Rec 20Y in USD	34	1.65%
IRS Rec 30Y in GBP	(34)	-1.65%
IRS Rec 10Y in JPY	32	1.57%
IRS Rec 30Y in USD	6	0.28%

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Par Amount(b)	Amortized Cost	Fair Value(c)
Commodity Linked Notes—22.3%
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month LIBOR less 0.1%, 2020 (Indexed to the Citi Commodities Alpha Beta Basket F1 Index multiplied by 3)	(d)	$600	$600	$579
Total Commodity Linked Notes			$600	$579

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—71.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(e)	0.35%	1,842,197	$1,842	$1,842
Total Short-Term Investments				$1,842	$1,842
TOTAL INVESTMENTS—93.4%				$2,442	$2,421
Other Assets in Excess of Liabilities—6.6%					171
Net Assets—100.0%					$2,592

Total Return Index Swaps(f)—0.3%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector(g)	3 Month LIBOR - 0.25%	USD	570	1/4/2021	Quarterly	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector(h)	USD	1,140	1/4/2021	Quarterly	—	(1)	—	1
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Pricing Power Index(i)	USD	263	1/4/2021	Quarterly	—	6	6	—
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Inflation Index(j)	USD	198	1/4/2021	Quarterly	—	3	3	—
Total Total Return Index Swaps							$—	$8	$9	$1

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of March 31, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $579, which represents approximately 22.3% of net assets as of March 31, 2020.

(e)	Rate represents the seven-day yield as of March 31, 2020. The State Street Institutional Treasury Plus Money Market Fund's financial statements are available on the SEC's website at http://www.sec.gov.

(f)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(g)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
AMETEK Inc	(158)	(11)	-2.00%
American Homes 4 Rent	(491)	(11)	-2.00%
American Tower Corp	(52)	(11)	-2.00%
American Water Works Co Inc	(95)	(11)	-2.00%
Axalta Coating Systems Ltd	(660)	(11)	-2.00%
Freeport-McMoRan Inc	(1,689)	(11)	-2.00%
Fortive Corp	(207)	(11)	-2.00%
General Electric Co	(1,436)	(11)	-2.00%
IHS Markit Ltd	(190)	(11)	-2.00%
Invitation Homes Inc	(533)	(11)	-2.00%
Ingersoll-Rand PLC	(138)	(11)	-2.00%
Jones Lang LaSalle Inc	(113)	(11)	-2.00%
Mosaic Co/The	(1,053)	(11)	-2.00%
NextEra Energy Inc	(47)	(11)	-2.00%
NRG Energy Inc	(418)	(11)	-2.00%
Roper Technologies Inc	(37)	(11)	-2.00%
SBA Communications Corp	(42)	(11)	-2.00%
Spirit AeroSystems Holdings In	(476)	(11)	-2.00%
Textron Inc	(427)	(11)	-2.00%
United Continental Holdings In	(361)	(11)	-2.00%
UGI Corp	(427)	(11)	-2.00%
United Rentals Inc	(111)	(11)	-2.00%
Wabtec Corp	(237)	(11)	-2.00%
Prologis Inc	(137)	(11)	-1.93%
Spirit Airlines Inc	(849)	(11)	-1.92%
Equinix Inc	(17)	(11)	-1.85%
Alcoa Corp	(1,656)	(10)	-1.79%
Sensata Technologies Holding P	(349)	(10)	-1.77%
Vistra Energy Corp	(625)	(10)	-1.75%
Atmos Energy Corp	(100)	(10)	-1.74%
Essex Property Trust Inc	(43)	(9)	-1.66%
DuPont de Nemours Inc	(271)	(9)	-1.62%
Crown Holdings Inc	(158)	(9)	-1.61%
TransUnion	(138)	(9)	-1.60%
Acuity Brands Inc	(105)	(9)	-1.58%
Knight-Swift Transportation Ho	(271)	(9)	-1.56%
Uber Technologies Inc	(318)	(9)	-1.56%
WPX Energy Inc	(2,878)	(9)	-1.54%
Boston Properties Inc	(93)	(9)	-1.50%
Jacobs Engineering Group Inc	(98)	(8)	-1.37%
Sunrun Inc	(762)	(8)	-1.35%
Transocean Ltd	(6,535)	(8)	-1.33%
Arconic Inc	(552)	(7)	-1.25%
EOG Resources Inc	(186)	(7)	-1.17%
Southwestern Energy Co	(3,271)	(6)	-0.97%
Cheniere Energy Inc	(151)	(5)	-0.89%
Allegheny Technologies Inc	(583)	(5)	-0.87%
Americold Realty Trust	(146)	(5)	-0.87%
Westlake Chemical Corp	(127)	(5)	-0.85%
Air Lease Corp	(203)	(5)	-0.79%

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(h)       Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Cummins Inc	172	23	2.04%
CenterPoint Energy Inc	1,505	23	2.04%
Delta Air Lines Inc	815	23	2.04%
Dow Inc	795	23	2.04%
Generac Holdings Inc	250	23	2.04%
International Paper Co	747	23	2.04%
Iron Mountain Inc	977	23	2.04%
Johnson Controls International	863	23	2.04%
Kimco Realty Corp	2,405	23	2.04%
LyondellBasell Industries NV	469	23	2.04%
Nielsen Holdings PLC	1,855	23	2.04%
PACCAR Inc	380	23	2.04%
PPL Corp	942	23	2.04%
Simon Property Group Inc	424	23	2.04%
Tallgrass Energy LP	1,413	23	2.04%
United Parcel Service Inc	249	23	2.04%
VEREIT Inc	4,756	23	2.04%
WABCO Holdings Inc	172	23	2.04%
WestRock Co	823	23	2.04%
Dominion Energy Inc	316	23	2.00%
CH Robinson Worldwide Inc	312	21	1.81%
Helmerich & Payne Inc	1,297	20	1.78%
Brixmor Property Group Inc	2,124	20	1.77%
Park Hotels & Resorts Inc	2,551	20	1.77%
Chemours Co/The	2,262	20	1.76%
3M Co	144	20	1.72%
Olin Corp	1,583	18	1.62%
EPR Properties	711	17	1.51%
MSC Industrial Direct Co Inc	311	17	1.50%
Sabra Health Care REIT Inc	1,566	17	1.50%
Macerich Co/The	2,936	17	1.45%
Equitrans Midstream Corp	3,105	16	1.37%
Targa Resources Corp	2,128	15	1.29%
Plains GP Holdings LP	2,601	15	1.28%
FTI Consulting Inc	118	14	1.24%
Southern Co/The	255	14	1.21%
Eaton Corp PLC	175	14	1.19%
Domtar Corp	606	13	1.15%
Fluor Corp	1,798	12	1.09%
Gaming and Leisure Properties	436	12	1.06%
RLJ Lodging Trust	1,388	11	0.94%
ADVANCED DISPOSAL SERVICES I	323	11	0.93%
Antero Midstream GP LP	5,049	11	0.93%
Weingarten Realty Investors	735	11	0.93%
OGE Energy Corp	341	10	0.92%
Duke Energy Corp	110	9	0.78%
Watsco Inc	56	9	0.78%
Spirit Realty Capital Inc	327	9	0.75%
Pebblebrook Hotel Trust	764	8	0.73%
Easterly Government Properties	329	8	0.71%

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(i)       Seeks to deliver strong performance ability in the face of inflation through a basket comprised of companies in all industries that have the ability to pass through inflation related cost increases to consumers via higher prices.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NVIDIA Corp	57	15	5.61%
Netflix Inc	39	15	5.41%
Adobe Inc	39	12	4.60%
TRS: ServiceNow Inc	42	12	4.51%
Apple Inc	46	12	4.31%
NIKE Inc	128	11	3.94%
Visa Inc	65	10	3.89%
Charter Communications Inc	23	10	3.76%
Pfizer Inc	309	10	3.75%
Coca-Cola Co/The	220	10	3.62%
Broadcom Inc	39	9	3.41%
Starbucks Corp	139	9	3.40%
PepsiCo Inc	70	8	3.13%
American Tower Corp	38	8	3.04%
Chipotle Mexican Grill Inc	12	8	2.99%
Walt Disney Co/The	79	8	2.84%
Altria Group Inc	195	8	2.80%
Philip Morris International In	96	7	2.61%
Crown Castle International Cor	48	7	2.60%
Lululemon Athletica Inc	36	7	2.52%
Deere & Co	45	6	2.30%
S&P Global Inc	25	6	2.25%
Equinix Inc	10	6	2.24%
Sherwin-Williams Co/The	12	6	2.10%
Blackstone Group LP/The	111	5	1.89%
Atlassian Corp PLC	36	5	1.85%
SBA Communications Corp	14	4	1.39%
Constellation Brands Inc	24	3	1.29%
MSCI Inc	12	3	1.25%
O'Reilly Automotive Inc	11	3	1.21%
AutoZone Inc	4	3	1.21%
Verisk Analytics Inc	22	3	1.16%
Moody's Corp	14	3	1.14%
TRANE TECHNOLOGIES PLC	32	3	0.99%
Fortive Corp	41	2	0.85%
Advance Auto Parts Inc	21	2	0.74%
AMETEK Inc	27	2	0.73%
Shake Shack Inc	44	2	0.62%
KKR & Co Inc	62	1	0.54%
Apollo Global Management LLC	41	1	0.52%
Ferrari NV	7	1	0.40%
INGERSOLL-RAND INC	28	1	0.26%
Bright Horizons Family Solutio	6	1	0.23%
Ares Management Corp	9	0	0.10%

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(j)       Seeks to deliver a high sensitivity to inflation expectations through a basket comprised of companies within agriculture, base & precious metals, and energy industries.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NRG Energy Inc	632	17	8.60%
CSX Corp	226	13	6.46%
Fastenal Co	329	10	5.12%
Canadian Pacific Railway Ltd	45	10	4.97%
Vale SA	1,112	9	4.60%
Caterpillar Inc	78	9	4.52%
SVB Financial Group	59	9	4.46%
Rio Tinto PLC	184	8	4.19%
WW Grainger Inc	31	8	3.81%
Celanese Corp	92	7	3.39%
Reliance Steel & Aluminum Co	69	6	3.03%
Regions Financial Corp	675	6	3.02%
Steel Dynamics Inc	251	6	2.83%
Citizens Financial Group Inc	272	5	2.55%
Nucor Corp	127	5	2.29%
Freeport-McMoRan Inc	591	4	1.99%
Arconic Inc	241	4	1.93%
MSC Industrial Direct Co Inc	69	4	1.89%
East West Bancorp Inc	140	4	1.80%
Southern Copper Corp	126	4	1.78%
Hess Corp	104	3	1.73%
Flowserve Corp	133	3	1.58%
Suncor Energy Inc	198	3	1.56%
ArcelorMittal	332	3	1.55%
Marathon Petroleum Corp	131	3	1.54%
Allegheny Technologies Inc	338	3	1.43%
Canadian Natural Resources Ltd	171	2	1.15%
Tenaris SA	190	2	1.14%
WESCO International Inc	98	2	1.12%
United States Steel Corp	337	2	1.06%
Pioneer Natural Resources Co	30	2	1.04%
Compass Minerals International	46	2	0.88%
Dril-Quip Inc	56	2	0.86%
CNX Resources Corp	310	2	0.82%
POSCO	50	2	0.82%
Diamondback Energy Inc	59	2	0.77%
National Oilwell Varco Inc	149	1	0.73%
Helmerich & Payne Inc	80	1	0.62%
TechnipFMC PLC	178	1	0.60%
Murphy Oil Corp	188	1	0.57%
Marathon Oil Corp	345	1	0.57%
Baker Hughes a GE Co	106	1	0.56%
Noble Energy Inc	154	1	0.47%
Schlumberger Ltd	68	1	0.46%
Devon Energy Corp	127	1	0.44%
Carpenter Technology Corp	45	1	0.43%
Century Aluminum Co	236	1	0.43%
Halliburton Co	120	1	0.41%
NOW Inc	124	1	0.32%
Astec Industries Inc	18	1	0.31%

See notes to unaudited consolidated schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—93.8%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(c)	0.35%	3,358,345	$3,358	$3,358
Total Short-Term Investments				$3,358	$3,358
TOTAL INVESTMENTS—93.8%				$3,358	$3,358
Other Assets in Excess Liabilities—6.2%					223
Net Assets—100.0%					$3,581

Total Return Equity Swaps(d)—0.3%

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1 Month LIBOR + 0.40%	Apple, Inc.	USD 38	11/27/2020	Quarterly	$—	$(8)	$—	$8
Barclays Bank PLC	Berkshire Hathaway, Inc. Class B	1 Month LIBOR + 0.40%	USD 35	11/27/2020	Quarterly	—	7	7	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Facebook, Inc. Class A	USD 37	11/27/2020	Quarterly	—	(8)	—	8
Barclays Bank PLC	1 Month LIBOR + 0.40%	Alphabet, Inc.	USD 118	11/27/2020	Quarterly	—	(28)	—	28
Barclays Bank PLC	CarMax, Inc.	1 Month LIBOR + 0.40%	USD 82	11/27/2020	Quarterly	—	39	39	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Microsoft Corp.	USD 102	11/27/2020	Quarterly	—	(15)	—	15
Barclays Bank PLC	Netflix, Inc.	1 Month LIBOR + 0.40%	USD 84	11/27/2020	Quarterly	—	2	2	—
Barclays Bank PLC	Twilio, Inc. Class A	1 Month LIBOR + 0.40%	USD 68	11/27/2020	Quarterly	—	20	20	—
Total Total Return Equity Swaps						$—	$9	$68	$59

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Total Return Index Swaps(d)—(3.7)%

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Equity Value Market Hedged Index ER(e)	USD 344	4/27/2021	N/A	$—	$(6)	$—	$6
Barclays Bank PLC	3 Month LIBOR + 0.05%	Total return on Russell 2000 Total Return Index(f)	USD 868	1/19/2021	N/A	—	(265)	—	265
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(g)	USD 1,453	1/19/2021	N/A	—	(205)	—	205
Barclays Bank PLC	Total return on Barclays Short Interest Short Basket Total Return Index(h)	OBFR - 1.05%	USD 1,047	1/19/2021	N/A	—	327	327	—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Value Market Hedged Index ER(i)	USD 223	1/19/2021	N/A	—	(31)	—	31
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(j)	USD 1,826	12/28/2020	N/A	—	(302)	—	302
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Value Equity Market Hedged Index ER(k)	USD 369	12/28/2020	N/A	—	(54)	—	54
BNP Paribas	3 Month LIBOR - 0.05%	Total return on Russell 2000 Total Return Index(l)	USD 1,115	12/30/2020	N/A	—	(324)	—	324
BNP Paribas	Total return on Russell 1000 Index Total Return(m)	3 Month LIBOR + 0.14%	USD 687	12/30/2020	N/A	—	126	126	—
Barclays Bank PLC	Total return on Barclays Short Interest Short Basket Total Return Index(n)	OBFR - 1.05%	USD 1,489	12/28/2020	N/A	—	457	457	—
Barclays Bank PLC	Total return on Russell 1000 Index Total Return(o)	3 Month LIBOR + 0.18%	USD 740	1/19/2021	N/A	—	145	145	—
Total Total Return Index Swaps						$—	$(132)	$1,055	$1,187

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Fair value as of March 31, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).
(c)	Rate represents the seven-day yield as of March 31, 2020. The State Street Institutional Treasury Plus Money Market Fund's financial statements are available on the SEC's website at http://www.sec.gov.
(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.
(e)	Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500	(1,705)	(439)	-129.99%
Dell Technologies Inc	400	16	4.68%
Cabot Oil & Gas Corp	670	12	3.41%
Biogen Inc	30	10	2.84%
Symantec Corp	500	9	2.77%
Seagate Technology PLC	190	9	2.74%
Walgreens Boots Alliance Inc	201	9	2.72%
Oracle Corp	188	9	2.68%
Caterpillar Inc	75	9	2.57%
Cummins Inc	61	8	2.44%
NetApp Inc	196	8	2.42%
eBay Inc	268	8	2.39%
Reliance Steel & Aluminum Co	92	8	2.38%
Steel Dynamics Inc	345	8	2.30%
HP Inc	442	8	2.27%
Nucor Corp	213	8	2.27%
Jazz Pharmaceuticals PLC	76	8	2.24%
International Paper Co	241	7	2.22%
Western Union Co/The	396	7	2.12%
Omnicom Group Inc	131	7	2.12%
NRG Energy Inc	263	7	2.12%
United Rentals Inc	69	7	2.10%
Carlyle Group Inc/The	327	7	2.09%
Celanese Corp	96	7	2.08%
Lear Corp	86	7	2.06%
Franklin Resources Inc	407	7	2.01%
HD Supply Holdings Inc	237	7	1.99%
Southwest Airlines Co	185	7	1.95%
Eastman Chemical Co	141	7	1.94%
Phillips 66	115	6	1.83%
Huntington Bancshares Inc/OH	738	6	1.79%
HollyFrontier Corp	245	6	1.78%
Whirlpool Corp	70	6	1.77%
Ralph Lauren Corp	89	6	1.76%
Principal Financial Group Inc	190	6	1.76%
Prudential Financial Inc	112	6	1.73%
AXA Equitable Holdings Inc	390	6	1.67%
Harley-Davidson Inc	291	6	1.63%
ConocoPhillips	176	5	1.61%
Invesco Ltd	589	5	1.58%
Unum Group	355	5	1.58%
Delta Air Lines Inc	181	5	1.53%
Synchrony Financial	309	5	1.47%
Tapestry Inc	377	5	1.44%
Comerica Inc	166	5	1.44%
American Airlines Group Inc	384	5	1.38%
Gap Inc/The	607	4	1.26%
Nordstrom Inc	255	4	1.16%
Kohl's Corp	231	3	1.00%
Macy's Inc	638	3	0.93%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(f)	Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

		Percentage of
Top Underlying Components	Notional	Notional
Index
Russell 2000	603	100.00%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(g)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Netflix Inc	90	34	2.71%
Amazon.com Inc	16	32	2.56%
Microsoft Corp	192	30	2.43%
Allergan PLC	170	30	2.42%
RingCentral Inc	142	30	2.41%
NextEra Energy Inc	123	30	2.38%
Adobe Inc	92	29	2.36%
Bristol-Myers Squibb Co	524	29	2.34%
Cigna Corp	163	29	2.31%
TRS: ServiceNow Inc	99	28	2.27%
Apple Inc	111	28	2.25%
Charter Communications Inc	64	28	2.22%
PayPal Holdings Inc	288	28	2.21%
Berkshire Hathaway Inc	150	27	2.20%
Liberty Broadband Corp	247	27	2.19%
Facebook Inc	164	27	2.19%
Fiserv Inc	286	27	2.18%
Anthem Inc	119	27	2.17%
Fidelity National Information	223	27	2.17%
Alphabet Inc	23	27	2.16%
Visa Inc	167	27	2.16%
New York Times Co/The	872	27	2.14%
Interactive Brokers Group Inc	619	27	2.14%
Autodesk Inc	171	27	2.13%
Moody's Corp	125	26	2.12%
Comcast Corp	755	26	2.08%
salesforce.com Inc	180	26	2.07%
GoDaddy Inc	446	25	2.04%
Charles Schwab Corp/The	749	25	2.02%
Twilio Inc	281	25	2.01%
GCI Liberty Inc	438	25	2.00%
Mastercard Inc	103	25	1.99%
Booking Holdings Inc	18	24	1.96%
Snap Inc	2,052	24	1.95%
Walt Disney Co/The	249	24	1.93%
Markel Corp	25	24	1.89%
American Express Co	259	22	1.78%
Bank of America Corp	1,020	22	1.74%
Cheniere Energy Inc	641	21	1.72%
HCA Healthcare Inc	238	21	1.71%
Wells Fargo & Co	722	21	1.66%
Credit Acceptance Corp	79	20	1.62%
Zillow Group Inc	548	20	1.58%
Citigroup Inc	455	19	1.53%
CarMax Inc	342	18	1.48%
TransDigm Group Inc	55	18	1.42%
Delta Air Lines Inc	610	17	1.39%
Carvana Co	313	17	1.38%
Nexstar Media Group Inc	283	16	1.31%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(h)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
American Airlines Group Inc	(356)	(4)	-0.60%
Atlas Air Worldwide Holdings I	(169)	(4)	-0.60%
Agree Realty Corp	(70)	(4)	-0.60%
Ameren Corp	(60)	(4)	-0.60%
Aerie Pharmaceuticals Inc	(321)	(4)	-0.60%
Albemarle Corp	(77)	(4)	-0.60%
Allegiant Travel Co	(53)	(4)	-0.60%
Allakos Inc	(98)	(4)	-0.60%
Alarm.com Holdings Inc	(112)	(4)	-0.60%
ALTAIR ENGINEERING INC - A	(164)	(4)	-0.60%
Abercrombie & Fitch Co	(477)	(4)	-0.60%
Appfolio Inc	(39)	(4)	-0.60%
Arch Coal Inc	(150)	(4)	-0.60%
Allegheny Technologies Inc	(511)	(4)	-0.60%
AVAYA HOLDINGS CORP	(536)	(4)	-0.60%
Alteryx Inc	(46)	(4)	-0.60%
BANDWIDTH INC-CLASS A	(64)	(4)	-0.60%
Blackbaud Inc	(78)	(4)	-0.60%
Credit Acceptance Corp	(17)	(4)	-0.60%
Cheesecake Factory Inc/The	(254)	(4)	-0.60%
Cars.com Inc	(1,009)	(4)	-0.60%
Cardtronics PLC	(207)	(4)	-0.60%
Chemours Co/The	(489)	(4)	-0.60%
Century Communities Inc	(299)	(4)	-0.60%
Cardlytics Inc	(124)	(4)	-0.60%
Colfax Corp	(219)	(4)	-0.60%
CHANGE HEALTHCARE INC	(434)	(4)	-0.60%
COHERUS BIOSCIENCES INC	(268)	(4)	-0.60%
CH Robinson Worldwide Inc	(66)	(4)	-0.60%
Chewy Inc	(116)	(4)	-0.60%
CIMPRESS PLC	(82)	(4)	-0.60%
CINEMARK HOLDINGS INC	(426)	(4)	-0.60%
CNX Resources Corp	(816)	(4)	-0.60%
COLLEGIUM PHARMACEUTICAL INC	(266)	(4)	-0.60%
Corcept Therapeutics Inc	(365)	(4)	-0.60%
Coupa Software Inc	(31)	(4)	-0.60%
Covetrus Inc	(533)	(4)	-0.60%
Calavo Growers Inc	(75)	(4)	-0.60%
Community Health Systems Inc	(1,299)	(4)	-0.60%
Diebold Nixdorf Inc	(1,233)	(4)	-0.60%
3D Systems Corp	(563)	(4)	-0.60%
Discovery Inc	(223)	(4)	-0.60%
Digital Realty Trust Inc	(31)	(4)	-0.60%
Dycom Industries Inc	(169)	(4)	-0.60%
Ebix Inc	(286)	(4)	-0.60%
Encore Capital Group Inc	(186)	(4)	-0.60%
8x8 Inc	(313)	(4)	-0.60%
eHealth Inc	(31)	(4)	-0.60%
Enphase Energy Inc	(134)	(4)	-0.60%
EPR Properties	(179)	(4)	-0.60%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(i)	Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
S&P 500	(967)	(249)	-129.99%
Dell Technologies Inc	227	9	4.68%
Cabot Oil & Gas Corp	380	7	3.41%
Biogen Inc	17	5	2.84%
Symantec Corp	283	5	2.77%
Seagate Technology PLC	108	5	2.74%
Walgreens Boots Alliance Inc	114	5	2.72%
Oracle Corp	106	5	2.68%
Caterpillar Inc	43	5	2.57%
Cummins Inc	35	5	2.44%
NetApp Inc	111	5	2.42%
eBay Inc	152	5	2.39%
Reliance Steel & Aluminum Co	52	5	2.38%
Steel Dynamics Inc	196	4	2.30%
HP Inc	251	4	2.27%
Nucor Corp	121	4	2.27%
Jazz Pharmaceuticals PLC	43	4	2.24%
International Paper Co	136	4	2.22%
Western Union Co/The	224	4	2.12%
Omnicom Group Inc	74	4	2.12%
NRG Energy Inc	149	4	2.12%
United Rentals Inc	39	4	2.10%
Carlyle Group Inc/The	185	4	2.09%
Celanese Corp	54	4	2.08%
Lear Corp	49	4	2.06%
Franklin Resources Inc	231	4	2.01%
HD Supply Holdings Inc	134	4	1.99%
Southwest Airlines Co	105	4	1.95%
Eastman Chemical Co	80	4	1.94%
Phillips 66	65	4	1.83%
Huntington Bancshares Inc/OH	419	3	1.79%
HollyFrontier Corp	139	3	1.78%
Whirlpool Corp	40	3	1.77%
Ralph Lauren Corp	50	3	1.76%
Principal Financial Group Inc	108	3	1.76%
Prudential Financial Inc	64	3	1.73%
AXA Equitable Holdings Inc	221	3	1.67%
Harley-Davidson Inc	165	3	1.63%
ConocoPhillips	100	3	1.61%
Invesco Ltd	334	3	1.58%
Unum Group	201	3	1.58%
Delta Air Lines Inc	103	3	1.53%
Synchrony Financial	175	3	1.47%
Tapestry Inc	214	3	1.44%
Comerica Inc	94	3	1.44%
American Airlines Group Inc	218	3	1.38%
Gap Inc/The	344	2	1.26%
Nordstrom Inc	145	2	1.16%
Kohl's Corp	131	2	1.00%
Macy's Inc	362	2	0.93%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(j)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Netflix Inc	110	41	2.71%
Amazon.com Inc	20	39	2.56%
Microsoft Corp	235	37	2.43%
Allergan PLC	208	37	2.42%
RingCentral Inc	173	37	2.41%
NextEra Energy Inc	151	36	2.38%
Adobe Inc	113	36	2.36%
Bristol-Myers Squibb Co	640	36	2.34%
Cigna Corp	199	35	2.31%
TRS: ServiceNow Inc	121	35	2.27%
Apple Inc	135	34	2.25%
Charter Communications Inc	78	34	2.22%
PayPal Holdings Inc	352	34	2.21%
PayPal Holdings Inc	352	34	2.21%
Berkshire Hathaway Inc	183	34	2.20%
Liberty Broadband Corp	302	33	2.19%
Facebook Inc	200	33	2.19%
Fiserv Inc	349	33	2.18%
Anthem Inc	146	33	2.17%
Fidelity National Information	272	33	2.17%
Alphabet Inc	28	33	2.16%
Visa Inc	204	33	2.16%
New York Times Co/The	1,065	33	2.14%
Interactive Brokers Group Inc	755	33	2.14%
Autodesk Inc	208	33	2.13%
Moody's Corp	153	32	2.12%
Comcast Corp	922	32	2.08%
salesforce.com Inc	219	32	2.07%
GoDaddy Inc	545	31	2.04%
Charles Schwab Corp/The	915	31	2.02%
Twilio Inc	343	31	2.01%
GCI Liberty Inc	535	30	2.00%
Mastercard Inc	126	30	1.99%
Booking Holdings Inc	22	30	1.96%
Snap Inc	2,506	30	1.95%
Walt Disney Co/The	305	29	1.93%
Markel Corp	31	29	1.89%
American Express Co	316	27	1.78%
Bank of America Corp	1,246	26	1.74%
Cheniere Energy Inc	783	26	1.72%
HCA Healthcare Inc	290	26	1.71%
Wells Fargo & Co	882	25	1.66%
Credit Acceptance Corp	97	25	1.62%
Zillow Group Inc	669	24	1.58%
Citigroup Inc	555	23	1.53%
CarMax Inc	418	22	1.48%
TransDigm Group Inc	68	22	1.42%
Delta Air Lines Inc	744	21	1.39%
Carvana Co	383	21	1.38%
Nexstar Media Group Inc	346	20	1.31%
Alliance Data Systems Corp	414	14	0.91%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(k)	Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
S&P 500	(1,590)	(410)	-129.99%
Dell Technologies Inc	373	15	4.68%
Cabot Oil & Gas Corp	625	11	3.41%
Biogen Inc	28	9	2.84%
Symantec Corp	466	9	2.77%
Seagate Technology PLC	177	9	2.74%
Walgreens Boots Alliance Inc	187	9	2.72%
Oracle Corp	175	8	2.68%
Caterpillar Inc	70	8	2.57%
Cummins Inc	57	8	2.44%
NetApp Inc	183	8	2.42%
eBay Inc	250	8	2.39%
Reliance Steel & Aluminum Co	86	8	2.38%
Steel Dynamics Inc	322	7	2.30%
HP Inc	413	7	2.27%
Nucor Corp	198	7	2.27%
Jazz Pharmaceuticals PLC	71	7	2.24%
International Paper Co	224	7	2.22%
Western Union Co/The	369	7	2.12%
Omnicom Group Inc	122	7	2.12%
NRG Energy Inc	245	7	2.12%
United Rentals Inc	64	7	2.10%
Carlyle Group Inc/The	305	7	2.09%
Celanese Corp	89	7	2.08%
Lear Corp	80	6	2.06%
Franklin Resources Inc	379	6	2.01%
HD Supply Holdings Inc	221	6	1.99%
Southwest Airlines Co	172	6	1.95%
Eastman Chemical Co	131	6	1.94%
Phillips 66	107	6	1.83%
Huntington Bancshares Inc/OH	688	6	1.79%
HollyFrontier Corp	229	6	1.78%
Whirlpool Corp	65	6	1.77%
Ralph Lauren Corp	83	6	1.76%
Principal Financial Group Inc	177	6	1.76%
Prudential Financial Inc	105	5	1.73%
AXA Equitable Holdings Inc	363	5	1.67%
Harley-Davidson Inc	271	5	1.63%
ConocoPhillips	165	5	1.61%
Invesco Ltd	550	5	1.58%
Unum Group	331	5	1.58%
Delta Air Lines Inc	169	5	1.53%
Synchrony Financial	288	5	1.47%
Tapestry Inc	351	5	1.44%
Comerica Inc	154	5	1.44%
American Airlines Group Inc	358	4	1.38%
Gap Inc/The	566	4	1.26%
Nordstrom Inc	238	4	1.16%
Kohl's Corp	216	3	1.00%
Macy's Inc	595	3	0.93%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(l)	Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000	792	100.00%

(m)	Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000	(562)	-100.00%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(n)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
American Airlines Group Inc	(511)	(6)	-0.60%
Atlas Air Worldwide Holdings I	(242)	(6)	-0.60%
Agree Realty Corp	(101)	(6)	-0.60%
Ameren Corp	(85)	(6)	-0.60%
Aerie Pharmaceuticals Inc	(461)	(6)	-0.60%
Albemarle Corp	(110)	(6)	-0.60%
Allegiant Travel Co	(76)	(6)	-0.60%
Allakos Inc	(140)	(6)	-0.60%
Alarm.com Holdings Inc	(160)	(6)	-0.60%
ALTAIR ENGINEERING INC - A	(235)	(6)	-0.60%
Abercrombie & Fitch Co	(685)	(6)	-0.60%
Appfolio Inc	(56)	(6)	-0.60%
Arch Coal Inc	(215)	(6)	-0.60%
Allegheny Technologies Inc	(732)	(6)	-0.60%
AVAYA HOLDINGS CORP	(769)	(6)	-0.60%
Alteryx Inc	(65)	(6)	-0.60%
BANDWIDTH INC-CLASS A	(92)	(6)	-0.60%
Blackbaud Inc	(112)	(6)	-0.60%
Credit Acceptance Corp	(24)	(6)	-0.60%
Cheesecake Factory Inc/The	(364)	(6)	-0.60%
Cars.com Inc	(1,447)	(6)	-0.60%
Cardtronics PLC	(297)	(6)	-0.60%
Chemours Co/The	(702)	(6)	-0.60%
Century Communities Inc	(429)	(6)	-0.60%
Cardlytics Inc	(178)	(6)	-0.60%
Colfax Corp	(314)	(6)	-0.60%
CHANGE HEALTHCARE INC	(623)	(6)	-0.60%
COHERUS BIOSCIENCES INC	(384)	(6)	-0.60%
CH Robinson Worldwide Inc	(94)	(6)	-0.60%
Chewy Inc	(166)	(6)	-0.60%
CIMPRESS PLC	(117)	(6)	-0.60%
CINEMARK HOLDINGS INC	(611)	(6)	-0.60%
CNX Resources Corp	(1,170)	(6)	-0.60%
COLLEGIUM PHARMACEUTICAL INC	(381)	(6)	-0.60%
Corcept Therapeutics Inc	(523)	(6)	-0.60%
Coupa Software Inc	(45)	(6)	-0.60%
Covetrus Inc	(765)	(6)	-0.60%
Calavo Growers Inc	(108)	(6)	-0.60%
Community Health Systems Inc	(1,863)	(6)	-0.60%
Diebold Nixdorf Inc	(1,768)	(6)	-0.60%
3D Systems Corp	(807)	(6)	-0.60%
Discovery Inc	(320)	(6)	-0.60%
Digital Realty Trust Inc	(45)	(6)	-0.60%
Dycom Industries Inc	(243)	(6)	-0.60%
Ebix Inc	(410)	(6)	-0.60%
Encore Capital Group Inc	(266)	(6)	-0.60%
8x8 Inc	(449)	(6)	-0.60%
eHealth Inc	(44)	(6)	-0.60%
Enphase Energy Inc	(193)	(6)	-0.60%
EPR Properties	(257)	(6)	-0.60%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(o)	Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000	(595)	-100.00%

See notes to unaudited schedule of investments.

FS Market Neutral Fund

Unaudited Schedule of Investments

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—110.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(c)	0.35%	1,954,595	$1,955	$1,955
Total Short-Term Investments				$1,955	$1,955
TOTAL INVESTMENTS—110.5%				$1,955	$1,955
Other Liabilities in Excess of Assets —(10.5)%					(186)
Net Assets—100.0%					$1,769

Total Return Index Swaps(d)—(11.9)%

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	3 Month LIBOR + 0.26%	Global Equity Long Basket(e)	USD 3,162	8/3/2020	Quarterly	$—	$(998)	$—	$998
BNP Paribas	Global Equity Short Basket(f)	3 Month LIBOR - 0.07%	USD 3,058	8/3/2020	Quarterly	—	788	788	—
Total Total Return Index Swaps						$—	$(210)	$788	$998

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of March 31, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of March 31, 2020. The State Street Institutional Treasury Plus Money Market Fund's financial statements are available on the SEC's website at http://www.sec.gov.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)	Long basket of stocks that is overweight in equity factors with the highest expected returns identified through machine learning.

See notes to unaudited schedule of investments.

FS Market Neutral Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
SBA Communications Corp	99	27	1.23%
Juniper Networks Inc	1,376	26	1.21%
SPS Commerce Inc	556	26	1.19%
National General Holdings Corp	1,525	25	1.16%
Allison Transmission Holdings	758	25	1.14%
Lincoln Electric Holdings Inc	345	24	1.10%
T Rowe Price Group Inc	244	24	1.09%
Arthur J Gallagher & Co	291	24	1.09%
Eastman Chemical Co	498	23	1.07%
American Tower Corp	105	23	1.05%
Aon PLC	137	23	1.04%
Sensata Technologies Holding P	774	22	1.03%
Ingevity Corp	636	22	1.03%
Five Below Inc	312	22	1.01%
Paramount Group Inc	2,456	22	0.99%
ResMed Inc	145	21	0.98%
Corporate Office Properties Tr	963	21	0.98%
Silicon Laboratories Inc	249	21	0.98%
Invitation Homes Inc	984	21	0.97%
S&P Global Inc	85	21	0.95%
First BanCorp/Puerto Rico	3,869	21	0.95%
VICI Properties Inc	1,193	20	0.91%
Masonite International Corp	409	19	0.89%
Investors Bancorp Inc	2,393	19	0.88%
Rapid7 Inc	437	19	0.87%
Globus Medical Inc	441	19	0.86%
Gaming and Leisure Properties	675	19	0.86%
Four Corners Property Trust In	977	18	0.84%
Progress Software Corp	553	18	0.81%
Federated Investors Inc	918	17	0.80%
Repligen Corp	178	17	0.79%
Radian Group Inc	1,296	17	0.77%
Wyndham Destinations Inc	768	17	0.77%
AMETEK Inc	226	16	0.75%
Qorvo Inc	201	16	0.75%
Outfront Media Inc	1,189	16	0.74%
Fortune Brands Home & Security	365	16	0.73%
DENTSPLY SIRONA Inc	402	16	0.72%
Norfolk Southern Corp	105	15	0.71%
NorthWestern Corp	256	15	0.70%
Essent Group Ltd	574	15	0.70%
Morgan Stanley	444	15	0.69%
Alliant Energy Corp	312	15	0.69%
Cogent Communications Holdings	183	15	0.69%
Simpson Manufacturing Co Inc	242	15	0.69%
Altria Group Inc	386	15	0.69%
Air Lease Corp	670	15	0.68%
MGIC Investment Corp	2,325	15	0.68%
j2 Global Inc	196	15	0.68%
Global Net Lease Inc	1,099	15	0.68%

See notes to unaudited schedule of investments.

FS Market Neutral Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

(f)	Short basket of stocks that is overweight in equity factors with the lowest expected returns identified through machine learning.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Americold Realty Trust	(943)	(32)	-1.41%
CH Robinson Worldwide Inc	(451)	(30)	-1.31%
Charles Schwab Corp/The	(860)	(29)	-1.27%
Interactive Brokers Group Inc	(621)	(27)	-1.18%
Alexander's Inc	(96)	(26)	-1.16%
Deere & Co	(188)	(26)	-1.14%
Public Storage	(131)	(26)	-1.14%
International Paper Co	(819)	(26)	-1.12%
Parsons Corp	(795)	(25)	-1.11%
WesBanco Inc	(1,031)	(24)	-1.07%
CenterState Bank Corp	(1,406)	(24)	-1.06%
New York Community Bancorp Inc	(2,554)	(24)	-1.05%
AO Smith Corp	(624)	(24)	-1.04%
Chubb Ltd	(207)	(23)	-1.01%
Piedmont Office Realty Trust I	(1,303)	(23)	-1.01%
Cognizant Technology Solutions	(492)	(23)	-1.00%
Helen of Troy Ltd	(154)	(22)	-0.97%
Motorola Solutions Inc	(166)	(22)	-0.97%
Iron Mountain Inc	(919)	(22)	-0.96%
Shake Shack Inc	(573)	(22)	-0.95%
WP Carey Inc	(359)	(21)	-0.91%
ICU Medical Inc	(102)	(21)	-0.91%
Zebra Technologies Corp	(113)	(21)	-0.91%
ViacomCBS Inc	(1,130)	(20)	-0.88%
JBG SMITH Properties	(622)	(20)	-0.87%
Cousins Properties Inc	(658)	(19)	-0.85%
Moelis & Co	(678)	(19)	-0.84%
Estee Lauder Cos Inc/The	(118)	(19)	-0.83%
CBRE Group Inc	(500)	(19)	-0.83%
Turning Point Therapeutics Inc	(413)	(18)	-0.81%
Walker & Dunlop Inc	(448)	(18)	-0.79%
MasTec Inc	(532)	(17)	-0.76%
Independent Bank Corp/Rockland	(268)	(17)	-0.76%
Becton Dickinson and Co	(75)	(17)	-0.76%
Washington Real Estate Investm	(718)	(17)	-0.75%
Meritor Inc	(1,258)	(17)	-0.73%
UnitedHealth Group Inc	(63)	(16)	-0.68%
Guardant Health Inc	(215)	(15)	-0.66%
Global Blood Therapeutics Inc	(292)	(15)	-0.65%
CDW Corp/DE	(159)	(15)	-0.65%
Stericycle Inc	(304)	(15)	-0.65%
NVR Inc	(6)	(15)	-0.64%
Dollar Tree Inc	(195)	(14)	-0.63%
Ford Motor Co	(2,895)	(14)	-0.61%
Cabot Oil & Gas Corp	(793)	(14)	-0.60%
Hanover Insurance Group Inc/Th	(149)	(13)	-0.59%
Prosperity Bancshares Inc	(277)	(13)	-0.59%
Japan Exchange Group Inc	(752)	(13)	-0.58%
Genworth Financial Inc	(3,997)	(13)	-0.58%
Aramark	(658)	(13)	-0.58%

See notes to unaudited schedule of investments.

FS Event Driven Fund

Unaudited Schedule of Investments

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—107.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(c)	0.35%	2,025,610	$2,026	$2,026
Total Short-Term Investments				$2,026	$2,026
TOTAL INVESTMENTS—107.3%				$2,026	$2,026
Other Liabilities in Excess of Assets —(7.3)%					(139)
Net Assets—100.0%					$1,887

Total Return Index Swaps(d)—(8.6)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	3 Month LIBOR + 0.25%	BNPUFSEL Index(e)	USD	2,366	7/22/2020	Quarterly	$—	$(525)	$—	$525
BNP Paribas	BNPUFSES Index(f)	3 Month LIBOR + 0.10%	USD	1,662	7/22/2020	Quarterly	—	362	362	—
Total Total Return Index Swaps							$—	$(163)	$362	$525

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of March 31, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of March 31, 2020. The State Street Institutional Treasury Plus Money Market Fund's financial statements are available on the SEC's website at http://www.sec.gov.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)	Long basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

See notes to unaudited schedule of investments.

FS Event Driven Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2020

(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Opus Bank	1,677	29	1.57%
Mobile Mini Inc	1,084	28	1.54%
TEGNA Inc	2,599	28	1.53%
Mack-Cali Realty Corp	1,850	28	1.52%
FGL Holdings	2,858	28	1.52%
Tiffany & Co	216	28	1.51%
Legg Mason Inc	571	28	1.51%
El Paso Electric Co	409	28	1.51%
Campbell Soup Co	596	28	1.49%
Anixter International Inc	312	27	1.48%
LogMeIn Inc	328	27	1.48%
Symantec Corp	1,453	27	1.47%
KEMET Corp	1,117	27	1.46%
Citrix Systems Inc	190	27	1.46%
eBay Inc	890	27	1.45%
TAUBMAN CENTERS INC	609	26	1.38%
Workday Inc	168	22	1.19%
West Pharmaceutical Services I	129	20	1.06%
Cypress Semiconductor Corp	835	19	1.05%
Colgate-Palmolive Co	271	18	0.97%
Willis Towers Watson PLC	106	18	0.97%
Outfront Media Inc	1,316	18	0.96%
Illinois Tool Works Inc	124	18	0.95%
Domtar Corp	808	17	0.95%
DTE Energy Co	181	17	0.93%
HollyFrontier Corp	690	17	0.91%
Agilent Technologies Inc	232	17	0.90%
MarketAxess Holdings Inc	50	17	0.90%
Allergan PLC	91	16	0.88%
McDonald's Corp	91	15	0.82%
Ross Stores Inc	168	15	0.79%
Dollar General Corp	95	14	0.78%
Ameriprise Financial Inc	139	14	0.77%
Manhattan Associates Inc	277	14	0.75%
Equity Residential	222	14	0.74%
Aspen Technology Inc	143	14	0.74%
Western Alliance Bancorp	441	14	0.73%
Hershey Co/The	101	13	0.72%
Raytheon Co	138	13	0.71%
AECOM	432	13	0.70%
Regal Beloit Corp	198	12	0.67%
Incyte Corp	170	12	0.67%
Adobe Inc	39	12	0.67%
Bank of Hawaii Corp	223	12	0.67%
Booz Allen Hamilton Holding Co	179	12	0.67%
Cigna Corp	69	12	0.66%
Boeing Co/The	82	12	0.66%
Paylocity Holding Corp	137	12	0.66%
Herbalife Nutrition Ltd	413	12	0.65%
PACCAR Inc	197	12	0.65%

See notes to unaudited schedule of investments.

FS Event Driven Fund
Unaudited Schedule of Investments
As of March 31, 2020
(dollar values in thousands, except share and per share amounts)

(f)	Short basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Stericycle Inc	(452)	(22)	-1.69%
Omega Healthcare Investors Inc	(651)	(17)	-1.33%
Vistra Energy Corp	(1,073)	(17)	-1.31%
Arista Networks Inc	(84)	(17)	-1.31%
Virtu Financial Inc	(800)	(17)	-1.28%
Henry Schein Inc	(328)	(17)	-1.27%
CyrusOne Inc	(268)	(17)	-1.27%
Apple Hospitality REIT Inc	(1,789)	(16)	-1.26%
New York Community Bancorp Inc	(1,654)	(16)	-1.19%
MGIC Investment Corp	(2,327)	(15)	-1.13%
Nutanix Inc	(920)	(15)	-1.11%
Becton Dickinson and Co	(63)	(15)	-1.11%
Alcoa Corp	(2,355)	(15)	-1.11%
Marriott International Inc/MD	(193)	(14)	-1.11%
Grand Canyon Education Inc	(188)	(14)	-1.10%
Kraft Heinz Co/The	(578)	(14)	-1.10%
Cognizant Technology Solutions	(307)	(14)	-1.09%
Varian Medical Systems Inc	(138)	(14)	-1.09%
Helmerich & Payne Inc	(887)	(14)	-1.06%
Dollar Tree Inc	(182)	(13)	-1.03%
Raymond James Financial Inc	(211)	(13)	-1.02%
Post Holdings Inc	(160)	(13)	-1.02%
JM Smucker Co/The	(120)	(13)	-1.02%
AO Smith Corp	(347)	(13)	-1.01%
CIT Group Inc	(753)	(13)	-1.00%
Trinity Industries Inc	(808)	(13)	-1.00%
Microchip Technology Inc	(190)	(13)	-0.99%
Cognex Corp	(303)	(13)	-0.98%
MEDNAX Inc	(1,092)	(13)	-0.97%
Athene Holding Ltd	(508)	(13)	-0.97%
Zebra Technologies Corp	(68)	(13)	-0.96%
Platform Specialty Products Co	(1,495)	(13)	-0.96%
Broadcom Inc	(52)	(12)	-0.94%
Cable One Inc	(7)	(12)	-0.93%
United Continental Holdings In	(378)	(12)	-0.91%
DuPont de Nemours Inc	(346)	(12)	-0.91%
MKS Instruments Inc	(144)	(12)	-0.90%
Fluor Corp	(1,692)	(12)	-0.90%
Schneider National Inc	(603)	(12)	-0.89%
PBF Energy Inc	(1,620)	(11)	-0.88%
Spirit Realty Capital Inc	(438)	(11)	-0.88%
E*TRADE Financial Corp	(334)	(11)	-0.88%
Neurocrine Biosciences Inc	(131)	(11)	-0.87%
United Therapeutics Corp	(119)	(11)	-0.87%
IAC/InterActiveCorp	(62)	(11)	-0.85%
QUALCOMM Inc	(164)	(11)	-0.85%
Zscaler Inc	(182)	(11)	-0.85%
Nu Skin Enterprises Inc	(505)	(11)	-0.85%
Kirby Corp	(253)	(11)	-0.84%
Quanta Services Inc	(347)	(11)	-0.84%

See notes to unaudited schedule of investments.

FS Series Trust
Notes to Unaudited Consolidated Schedule of Investments
(dollar values in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Funds’ audited consolidated financial statements contained in their annual report for the fiscal year ended December 31, 2019.

FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2020, the Trust consists of seven active series, all of which are presented in this report (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Global Macro Fund (“Global Macro”), FS Real Asset Fund (“Real Asset”), FS Long/Short Equity Fund (“Long/Short Equity”), FS Market Neutral Fund (“Market Neutral”) and FS Event Driven Fund (“Event Driven” and, collectively with Managed Futures, Global Macro, Real Asset, Long/Short Equity and Market Neutral, the “Alt Beta Funds” and each individually, an “Alt Beta Fund”). FS Fund Advisor, LLC (the “Adviser”) serves as the investment adviser of each Fund.

FSMS commenced investment operations on May 16, 2017. Each of the Alt Beta Funds commenced investment operations on December 31, 2018.

Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.

•	FS Multi-Strategy Alternatives Fund seeks to provide shareholders with positive absolute returns over a complete market cycle.

•	FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•	FS Global Macro Fund seeks to provide positive returns through capital appreciation and income.

•	FS Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•	FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

•	FS Market Neutral Fund seeks to provide capital appreciation.

•	FS Event Driven Fund seeks to provide capital appreciation.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. FSMS has elected and each Alt Beta Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

As of March 31, 2020, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Global Macro had one wholly owned subsidiary, FS Global Macro Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The unaudited consolidated schedule of investments include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of March 31, 2020:

FS Multi-Strategy Alternatives Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$65,319	$61,053	30%
Common Stock	51,933	49,940	25%
Short-Term Investments	89,268	89,268	45%
Total	$206,520	$200,261	100%

FS Series Trust
Notes to Unaudited Consolidated Schedule of Investments
(dollar values in thousands)

FS Managed Futures Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,097	$2,097	100%
Total	$2,097	$2,097	100%

FS Global Macro Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Commodity Linked Notes	$133	$129	6%
Short-Term Investments	1,902	1,902	94%
Total	$2,035	$2,031	100%

FS Real Asset Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Commodity Linked Notes	$600	$579	24%
Short-Term Investments	1,842	1,842	76%
Total	$2,442	$2,421	100%

FS Long/Short Equity Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$3,358	$3,358	100%
Total	$3,358	$3,358	100%

FS Market Neutral Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$1,955	$1,955	100%
Total	$1,955	$1,955	100%

FS Event Driven Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,026	$2,026	100%
Total	$2,026	$2,026	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if such Fund owned 5% or more of its voting securities.

As of March 31, 2020, none of the Funds “controlled” any of their portfolio companies and none of the Funds were an “affiliated person” of any of their portfolio companies, each as defined in the 1940 Act.

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of March 31, 2020:

Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$89,268	44.6%
Retail	10,534	5.3%
Packaging & Containers	9,210	4.6%
Commercial Services	9,052	4.5%
Telecommunications	6,915	3.5%
Software	6,662	3.3%
Media Entertainment	5,206	2.6%
Transportation	4,909	2.5%
Real Estate Investment Trusts	4,627	2.3%
Healthcare-Services	4,354	2.2%
Chemicals	3,843	1.9%
Diversified Financial Services	3,643	1.8%
Home Builders	3,401	1.7%
Banks	3,322	1.7%
Computers	2,844	1.4%
Food	2,453	1.2%
Internet	2,256	1.1%
Pharmaceuticals	1,983	1.0%
Environmental Control	1,856	0.9%
Machinery-Diversified	1,698	0.8%
Private Equity	1,666	0.8%
Beverages	1,604	0.8%
Oil & Gas	1,566	0.8%
Electronics	1,504	0.7%
Auto Parts & Equipment	1,487	0.7%
Auto Manufacturers	1,249	0.6%
Agriculture	1,161	0.6%
Building Materials	1,108	0.6%
Healthcare-Products	1,060	0.5%
Aerospace/Defense	942	0.5%
Miscellaneous Manufacturing	856	0.4%
Distribution/Wholesale	841	0.4%
Entertainment	800	0.4%
Leisure Time	793	0.4%
Cosmetics/Personal Care	757	0.4%
Airlines	750	0.4%
Investment Companies	726	0.4%
Housewares	671	0.3%
Lodging	629	0.3%
Real Estate	534	0.3%
Electrical Components & Equipment	512	0.3%
Advertising	324	0.2%
Engineering & Construction	225	0.1%
Apparel	190	0.1%
Pipelines	176	0.1%
Trucking & Leasing	94	0.0%
Total	$200,261	100.0%

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2020, the Funds’ investments and derivatives were categorized as follows in the fair value hierarchy:

FS Multi-Strategy Alternatives Fund

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$61,053	$—	$61,053
Common Stock	49,940	—	—	49,940
Short-Term Investments	89,268	—	—	89,268
Total Return Debt Swaps	—	1,029	—	1,029
Total Return Index Swaps	—	5,853	—	5,853
Total	$139,208	$67,935	$—	$207,143

Liability Description
Mutual Funds Sold Short	$(28,647)	$—	$—	$(28,647)
Corporate Bonds Sold Short	—	(2,163)	—	(2,163)
Common Stocks Sold Short	(1,981)	—	—	(1,981)
Forward Foreign Currency Exchange Contracts	—	(10)	—	(10)
Total Return Debt Swaps	—	(253)	—	(253)
Total Return Index Swaps	—	(5,198)	—	(5,198)
Total	$(30,628)	$(7,624)	$—	$(38,252)

FS Managed Futures Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,097	$—	$—	$2,097
Total Return Index Swaps	—	15	—	15
Total	$2,097	$15	$—	$2,112

Liability Description
Total Return Index Swaps	$—	$(23)	$—	$(23)

FS Global Macro Fund

Asset Description	Level 1	Level 2	Level 3	Total
Commodity Linked Notes	$—	$129	$—	$129
Short-Term Investments	1,902	—	—	1,902
Total Return Index Swaps	—	71	—	71
Total	$1,902	$200	$—	$2,102

Liability Description
Total Return Index Swaps	$—	$(18)	$—	$(18)

FS Real Asset Fund

Asset Description	Level 1	Level 2	Level 3	Total
Commodity Linked Notes	$—	$579	$—	$579
Short-Term Investments	1,842	—	—	1,842
Total Return Index Swaps	—	9	—	9
Total	$1,842	$588	$—	$2,430

Liability Description
Total Return Index Swaps	$—	$(1)	$—	$(1)

FS Long/Short Equity Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,358	$—	$—	$3,358
Total Return Equity Swaps	—	68	—	68
Total Return Index Swaps	—	1,055	—	1,055
Total	$3,358	$1,123	$—	$4,481

Liability Description
Total Return Equity Swaps	$—	$(59)	$—	$(59)
Total Return Index Swaps	—	(1,187)	—	(1,187)
Total	$—	$(1,246)	$—	$(1,246)

FS Market Neutral Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,955	$—	$—	$1,955
Total Return Index Swaps	—	788	—	788
Total	$1,955	$788	$—	$2,743

Liability Description
Total Return Index Swaps	$—	$(998)	$—	$(998)

FS Event Driven Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,026	$—	$—	$2,026
Total Return Index Swaps	—	362	—	362
Total	$2,026	$362	$—	$2,388

Liability Description
Total Return Index Swaps	$—	$(525)	$—	$(525)

The Funds’ investments as of March 31, 2020 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of March 31, 2020. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.